UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company 1 Iron Street, Boston, MA	02210
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code:(415) 670-2000

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 93.98%

ARGENTINA — 0.25%
YPF SA
8.75%, 04/04/24[b]	$30	$31,200
8.88%, 12/19/18[b]	20	20,700

		51,900
BERMUDA — 3.09%
Digicel Ltd.
6.00%, 04/15/21 (Call 04/15/16)[b]	200	203,500
Li & Fung Ltd.
5.25%, 05/13/20[b]	100	107,827
Noble Group Ltd.
6.75%, 01/29/20[b]	100	112,000
Ooredoo International Finance Ltd.
5.00%, 10/19/25[b]	200	214,000

		637,327
BRAZIL — 7.01%
Banco Bradesco SA
5.90%, 01/16/21[b]	100	105,650
6.75%, 09/29/19[b]	150	168,375
Banco BTG Pactual SA
4.00%, 01/16/20[b]	200	193,500
Banco do Brasil SA
5.88%, 01/19/23[b]	200	204,000
Banco Votorantim SA
7.38%, 01/21/20[b]	100	111,125
Caixa Economica Federal
2.38%, 11/06/17[b]	150	145,125
Centrais Eletricas Brasileiras SA
6.88%, 07/30/19[b]	100	111,000
Itau Unibanco Holding SA
5.13%, 05/13/23[b]	200	199,250
6.20%, 04/15/20[b]	100	110,200
Telemar Norte Leste SA
5.50%, 10/23/20[b]	100	97,750

		1,445,975
BRITISH VIRGIN ISLANDS — 3.95%
CNOOC Finance 2012 Ltd.
5.00%, 05/02/42[b]	200	208,390
Gerdau Trade Inc.
5.75%, 01/30/21[b]	100	106,000
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	100	106,470
Sinopec Capital 2013 Ltd.
3.13%, 04/24/23[b]	200	187,836
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23[b]	200	206,399

		815,095

Security	Principal (000s)	Value

CANADA — 0.48%
Pacific Rubiales Energy Corp.
5.13%, 03/28/23 (Call 03/28/18)[b]	$100	$98,500

		98,500
CAYMAN ISLANDS — 14.96%
ADCB Finance (Cayman) Ltd.
2.50%, 03/06/18[b]	200	201,750
Agile Property Holdings Ltd.
8.88%, 04/28/17 (Call 09/02/14)[b]	100	104,260
Baidu Inc.
2.25%, 11/28/17	200	201,861
Country Garden Holdings Co. Ltd.
11.13%, 02/23/18 (Call 02/23/15)[b]	200	218,000
Hutchison Whampoa International Ltd.
4.63%, 09/11/15[b]	100	104,024
5.75%, 09/11/19[b]	100	114,661
7.63%, 04/09/19[b]	100	121,960
Marfrig Overseas Ltd.
9.50%, 05/04/20 (Call 05/04/15)[b]	100	105,970
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/21 (Call 06/30/20)[b]	177	187,090
Petrobras International Finance Co.
3.50%, 02/06/17	75	76,662
5.38%, 01/27/21	200	206,012
5.75%, 01/20/20	100	106,450
5.88%, 03/01/18	100	108,199
6.75%, 01/27/41	75	76,659
6.88%, 01/20/40	75	78,098
7.88%, 03/15/19	100	115,587
QNB Finance Ltd.
2.13%, 02/14/18[b]	200	200,750
Shimao Property Holdings Ltd.
6.63%, 01/14/20 (Call 01/14/17)[b]	200	198,500
Swire Pacific MTN Financing Ltd.
5.50%, 08/19/19[b]	100	112,006
Vale Overseas Ltd.
4.38%, 01/11/22	50	50,961
4.63%, 09/15/20	75	80,027
5.63%, 09/15/19	75	84,600
6.88%, 11/21/36	50	55,735
6.88%, 11/10/39	100	112,647
8.25%, 01/17/34	50	62,521

		3,084,990
CHILE — 3.12%
Banco del Estado de Chile
4.13%, 10/07/20[b]	150	157,557
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	37	38,198
Cencosud SA
5.50%, 01/20/21[b]	150	158,047
Corporacion Nacional del Cobre de Chile
4.25%, 07/17/42[b]	200	182,915
Empresa Nacional del Petroleo
4.75%, 12/06/21[b]	100	105,363

		642,080

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

COLOMBIA — 1.78%
Bancolombia SA
5.13%, 09/11/22	$50	$50,375
6.13%, 07/26/20[c]	147	159,495
Ecopetrol SA
5.88%, 05/28/45	50	52,250
7.63%, 07/23/19	87	104,858

		366,978
CURACAO — 0.23%
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	50	47,927

		47,927
HONG KONG — 1.61%
Bank of China Hong Kong Ltd.
5.55%, 02/11/20[b]	200	218,763
CITIC Pacific Ltd.
6.63%, 04/15/21[b]	100	113,500

		332,263
INDIA — 1.60%
Axis Bank Ltd.
4.75%, 05/02/16[b]	100	104,277
ICICI Bank Ltd.
5.00%, 01/15/16[b]	116	121,068
6.38%, 04/30/22 (Call 04/30/17)[b,d]	100	104,500

		329,845
INDONESIA — 0.92%
PT Pertamina (Persero) Tbk
5.63%, 05/20/43[b]	200	189,250

		189,250
IRELAND — 1.54%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.70%, 08/07/18[b]	100	115,250
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.88%, 09/25/17[b]	100	104,000
Vnesheconombank Via VEB Finance PLC
6.90%, 07/09/20[b]	100	98,750

		318,000
ISLE OF MAN — 0.24%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	50	48,734

		48,734
ISRAEL — 1.11%
Israel Electric Corp. Ltd.
6.88%, 06/21/23[b]	200	229,500

		229,500

Security	Principal (000s)	Value

KAZAKHSTAN — 1.53%
KazMunayGas National Co. JSC
4.40%, 04/30/23[b]	$200	$199,500
7.00%, 05/05/20[b]	100	115,500

		315,000
LUXEMBOURG — 7.00%
CSN Resources SA
6.50%, 07/21/20[b]	100	102,500
Evraz Group SA
9.50%, 04/24/18[b]	100	104,000
Gazprom OAO Via Gaz Capital SA
7.29%, 08/16/37[b]	100	105,000
8.15%, 04/11/18[b]	100	111,000
9.25%, 04/23/19[b]	100	116,250
Millicom International Cellular SA
4.75%, 05/22/20 (Call 05/22/17)[b]	200	197,500
Rosneft Finance SA
7.25%, 02/02/20[b]	100	105,500
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.30%, 05/15/17[b]	100	99,250
Sberbank of Russia Via SB Capital SA
6.13%, 02/07/22[b]	200	197,500
Severstal OAO Via Steel Capital SA
6.70%, 10/25/17[b]	100	105,966
VTB Bank OJSC Via VTB Capital SA
6.25%, 06/30/35[b]	100	102,500
6.55%, 10/13/20[b]	100	96,500

		1,443,466
MALAYSIA — 1.18%
Penerbangan Malaysia Bhd
5.63%, 03/15/16[b]	100	107,046
Petroliam Nasional Bhd
7.63%, 10/15/26[b]	100	136,160

		243,206
MEXICO — 10.14%
America Movil SAB de CV
5.00%, 10/16/19	125	139,002
5.00%, 03/30/20	100	109,630
6.13%, 03/30/40	100	117,734
Banco Santander Mexico SA
4.13%, 11/09/22[b]	150	152,025
BBVA Bancomer SA
7.25%, 04/22/20[b]	100	114,620
Coca-Cola FEMSA SAB de CV
3.88%, 11/26/23	150	153,765
Comision Federal Electricidad
4.88%, 01/15/24[b]	200	211,000
Grupo Bimbo SAB de CV
4.50%, 01/25/22[b]	100	104,982
Grupo Televisa SAB de CV CPO
6.63%, 01/15/40	56	68,358
Pemex Project Funding Master Trust
6.63%, 06/15/35	100	118,330
Petroleos Mexicanos
3.50%, 01/30/23	75	72,375
4.88%, 01/24/22	75	80,288

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

5.50%, 01/21/21	$150	$165,795
5.50%, 06/27/44	75	77,423
5.75%, 03/01/18	100	111,250
6.38%, 01/23/45[b]	50	57,500
6.50%, 06/02/41	115	133,400
6.63%, 06/15/38	25	29,000
8.00%, 05/03/19	60	73,110

		2,089,587
MOROCCO — 1.02%
OCP SA
5.63%, 04/25/24[b]	200	209,500

		209,500
NETHERLANDS — 4.86%
Kazakhstan Temir Zholy Finance BV
6.38%, 10/06/20[b]	200	223,750
LUKOIL International Finance BV
6.66%, 06/07/22[b]	120	126,600
7.25%, 11/05/19[b]	100	108,875
Majapahit Holding BV
7.75%, 01/20/20[b]	120	141,750
Petrobras Global Finance BV
3.00%, 01/15/19	50	48,815
4.38%, 05/20/23[c]	100	95,046
6.25%, 03/17/24	50	52,779
VimpelCom Holdings BV
7.50%, 03/01/22[b]	200	203,740

		1,001,355
PERU — 0.53%
Banco de Credito del Peru
5.38%, 09/16/20[b]	100	108,625

		108,625
PHILIPPINES — 0.62%
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/02/24[b]	100	128,250

		128,250
QATAR — 0.54%
Qatari Diar Finance QSC
5.00%, 07/21/20[b]	100	112,000

		112,000
SINGAPORE — 1.50%
Flextronics International Ltd.
4.63%, 02/15/20	100	101,250
Oversea-Chinese Banking Corp. Ltd.
3.75%, 11/15/22 (Call 11/15/17)[b,d]	100	103,010
PSA International Pte Ltd.
3.88%, 02/11/21[b]	100	105,860

		310,120

Security	Principal (000s)	Value

SOUTH AFRICA — 0.99%
Eskom Holdings Ltd.
5.75%, 01/26/21[b]	$200	$204,540

		204,540
SOUTH KOREA — 6.62%
Hana Bank
4.00%, 11/03/16[b]	200	211,217
Korea Development Bank (The)
3.25%, 03/09/16	100	103,440
3.88%, 05/04/17	200	212,021
Korea Electric Power Corp.
3.00%, 10/05/15[b]	100	102,398
Korea Finance Corp.
3.25%, 09/20/16	100	104,120
Korea Gas Corp.
4.25%, 11/02/20[b]	100	107,319
Korea National Oil Corp.
2.88%, 11/09/15[b]	100	102,409
National Agricultural Cooperative Federation
4.25%, 01/28/16[b]	100	104,348
POSCO
4.25%, 10/28/20[b]	100	105,673
Shinhan Bank
4.38%, 09/15/15[b]	100	103,766
Woori Bank Co. Ltd.
6.21%, 05/02/37 (Call 05/02/17)[b,d]	100	108,250

		1,364,961
THAILAND — 0.52%
Bangkok Bank PCL
4.80%, 10/18/20[b]	100	107,380

		107,380
TURKEY — 2.70%
Akbank TAS
6.50%, 03/09/18[b]	150	163,500
Turkiye Is Bankasi AS
3.88%, 11/07/17[b]	200	201,900
Yapi ve Kredi Bankasi AS
4.00%, 01/22/20[b]	200	191,800

		557,200
UNITED ARAB EMIRATES — 2.38%
Abu Dhabi National Energy Co.
5.88%, 10/27/16[b]	100	109,972
6.50%, 10/27/36[b]	100	120,500
Dolphin Energy Ltd.
5.89%, 06/15/19[b]	135	149,423
DP World Ltd.
6.85%, 07/02/37[b]	100	111,500

		491,395
UNITED KINGDOM — 1.69%
Standard Bank PLC
8.13%, 12/02/19[b]	100	118,000
Vedanta Resources PLC
9.50%, 07/18/18[b]	200	231,000

		349,000

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)	Value

UNITED STATES — 4.32%
Cemex Finance LLC
9.38%, 10/12/22 (Call 10/12/17)[b]	$200	$228,000
Hyundai Capital America
2.13%, 10/02/17[b]	50	50,567
2.55%, 02/06/19[b]	100	101,035
JBS USA LLC/JBS USA Finance Inc.
7.25%, 06/01/21 (Call 06/01/15)[b]	86	92,020
NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)	50	13,250
8.88%, 12/15/19 (Call 12/15/14)[c]	50	17,750
Reliance Holdings USA Inc.
5.40%, 02/14/22[b]	250	270,757
Southern Copper Corp.
7.50%, 07/27/35	100	117,405

		890,784
VENEZUELA — 3.95%
Petroleos de Venezuela SA
5.00%, 10/28/15	75	70,406
5.25%, 04/12/17[b]	75	63,188
5.38%, 04/12/27[b]	100	59,900
5.50%, 04/12/37[b]	50	28,500
6.00%, 05/16/24[b]	150	97,875
6.00%, 11/15/26[b]	175	108,150
8.50%, 11/02/17[b]	195	181,594
9.00%, 11/17/21[b]	75	63,750
9.75%, 05/17/35[b]	80	64,800
12.75%, 02/17/22[b]	75	75,187

		813,350
TOTAL CORPORATE BONDS & NOTES
(Cost: $19,528,140)		19,378,083

FOREIGN GOVERNMENT OBLIGATIONS — 3.47%

BRAZIL — 1.07%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 07/12/20[b]	100	107,750
6.50%, 06/10/19[b]	100	112,000

		219,750
CAYMAN ISLANDS — 1.35%
International Petroleum Investment Co.
5.00%, 11/15/20[b]	250	279,062

		279,062
SOUTH KOREA — 1.05%
Export-Import Bank of Korea (The)
4.38%, 09/15/21	200	215,944

		215,944
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $702,260)		714,756

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 3.69%

MONEY MARKET FUNDS — 3.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[e,f,g]	341	$341,361
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[e,f,g]	36	35,599
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	384	384,407

		761,367

TOTAL SHORT-TERM INVESTMENTS
(Cost: $761,367)		761,367

TOTAL INVESTMENTS IN SECURITIES — 101.14%
(Cost: $20,991,767)		20,854,206
Other Assets, Less Liabilities — (1.14)%		(235,562)

NET ASSETS — 100.00%		$20,618,644

CPO  —  Certificates of Participation (Ordinary)

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

4

Schedule of Investments  (Unaudited)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 41.38%

ARGENTINA — 0.45%
YPF SA
8.75%, 04/04/24	$600	$624,000
8.88%, 12/19/18[b]	300	310,500

		934,500
AUSTRIA — 0.51%
JBS Investments GmbH
7.25%, 04/03/24 (Call 04/03/19)[b]	400	413,000
7.75%, 10/28/20 (Call 10/28/17)[b]	600	643,500

		1,056,500
BARBADOS — 0.31%
Columbus International Inc.
7.38%, 03/30/21 (Call 03/30/18)	600	633,000

		633,000
BERMUDA — 1.33%
Digicel Group Ltd.
7.13%, 04/01/22 (Call 04/01/17)	600	609,000
8.25%, 09/30/20 (Call 09/30/16)[b]	900	969,750
Digicel Ltd.
6.00%, 04/15/21 (Call 04/15/16)[b]	1,000	1,017,500
8.25%, 09/01/17 (Call 09/02/14)[b]	130	132,925

		2,729,175
BRAZIL — 2.20%
Banco BTG Pactual SA
5.75%, 09/28/22[b]	500	489,400
Banco do Brasil SA
5.88%, 01/19/23[b]	400	408,000
Banco Votorantim SA
5.25%, 02/11/16[b]	200	207,800
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21[b]	1,000	1,010,000
6.88%, 07/30/19[b]	600	666,000
Oi SA
5.75%, 02/10/22	800	764,000
Telemar Norte Leste SA
5.50%, 10/23/20	1,000	977,500

		4,522,700
BRITISH VIRGIN ISLANDS — 0.57%
Franshion Brilliant Ltd.
5.75%, 03/19/19[b]	200	206,750
Gold Fields Orogen Holding BVI Ltd.
4.88%, 10/07/20[b]	400	362,000

Security	Principal (000s)	Value

Trillion Chance Ltd.
8.50%, 01/10/19 (Call 01/10/17)[b]	$600	$612,293

		1,181,043
CANADA — 0.91%
Pacific Rubiales Energy Corp.
5.13%, 03/28/23 (Call 03/28/18)[b]	600	591,000
5.38%, 01/26/19 (Call 01/26/17)[b]	500	510,000
7.25%, 12/12/21 (Call 12/12/16)[b]	700	763,000

		1,864,000
CAYMAN ISLANDS — 4.22%
Agile Property Holdings Ltd.
8.38%, 02/18/19 (Call 02/18/17)[b]	400	412,346
8.88%, 04/28/17 (Call 09/02/14)[b]	800	834,080
9.88%, 03/20/17[b]	200	217,400
Country Garden Holdings Co. Ltd.
7.25%, 04/04/21 (Call 10/04/17)[b]	200	198,750
7.50%, 01/10/23 (Call 01/10/18)[b]	500	491,875
7.88%, 05/27/19	400	417,000
11.13%, 02/23/18 (Call 02/23/15)[b]	600	654,000
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 10/30/16)[b]	900	870,750
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	350	347,025
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 02/01/16)[b]	600	534,000
Greentown China Holdings Ltd.
8.50%, 02/04/18 (Call 02/04/16)[b]	400	404,000
Kaisa Group Holdings Ltd.
10.25%, 01/08/20 (Call 01/08/17)[b]	600	637,500
KWG Property Holding Ltd.
8.98%, 01/14/19 (Call 01/14/17)[b]	400	413,000
Marfrig Overseas Ltd.
9.50%, 05/04/20 (Call 05/04/15)[b]	400	423,880
MCE Finance Ltd.
5.00%, 02/15/21 (Call 02/15/16)[b]	600	595,500
Shimao Property Holdings Ltd.
6.63%, 01/14/20 (Call 01/14/17)[b]	600	595,500
8.13%, 01/22/21 (Call 01/22/18)[b]	200	208,500
9.65%, 08/03/17 (Call 08/03/14)[b]	200	209,150
SOHO China Ltd.
5.75%, 11/07/17 (Call 11/07/15)[b]	200	204,750

		8,669,006
COLOMBIA — 0.70%
Banco Davivienda SA
5.88%, 07/09/22[b]	200	203,500
Bancolombia SA
5.13%, 09/11/22	800	806,000
6.13%, 07/26/20	400	434,000

		1,443,500
HONG KONG — 1.40%
China CITIC Bank International Ltd.
6.88%, 06/24/20[b]	300	332,067
CITIC Pacific Ltd.
6.38%, 04/10/20[b]	200	223,500

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2014

Security	Principal (000s)	Value

6.63%, 04/15/21[b]	$700	$794,500
6.80%, 01/17/23[b]	400	461,500
6.88%, 01/21/18[b]	800	891,000
Yancoal International Resources Development Co. Ltd.
5.73%, 05/16/22[b]	200	185,500

		2,888,067
INDIA — 0.73%
ICICI Bank Ltd.
6.38%, 04/30/22 (Call 04/30/17)[b,c]	654	683,430
IDBI Bank Ltd.
3.75%, 01/25/19[b]	200	197,506
IDBI Bank Ltd/DIFC Dubai
4.38%, 03/26/18[b]	600	612,066

		1,493,002
INDONESIA — 3.04%
PT Pertamina (Persero) Tbk
4.30%, 05/20/23[b]	1,900	1,824,000
5.25%, 05/23/21[b]	400	416,500
5.63%, 05/20/43[b]	1,200	1,135,500
6.00%, 05/03/42[b]	600	590,250
6.45%, 05/30/44[b]	800	838,000
PT Perusahaan Gas Negara (Persero) Tbk
5.13%, 05/16/24[b]	600	607,500
5.25%, 10/24/42[b]	700	630,000
5.50%, 11/22/21[b]	200	211,750

		6,253,500
IRELAND — 3.13%
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.50%, 09/26/19[b]	400	386,000
7.75%, 04/28/21[b]	500	505,700
7.88%, 09/25/17[b]	600	624,000
Credit Bank of Moscow
7.70%, 02/01/18[b]	200	193,500
Gazprombank OAO Via GPB Eurobond Finance PLC
7.50%, 12/28/23 (Call 12/28/18)[b,c]	400	372,000
Metalloinvest Finance Ltd.
5.63%, 04/17/20[b]	600	547,500
6.50%, 07/21/16[b]	400	405,000
Mobile Telesystems OJSC via MTS International Funding Ltd.
5.00%, 05/30/23[b]	400	371,000
8.63%, 06/22/20[b]	200	230,960
Nomos Bank OJSC Via Nomos Capital PLC
7.25%, 04/25/18[b]	400	394,000
Novolipetsk Steel OJSC Via Steel Funding Ltd.
4.45%, 02/19/18[b]	400	389,500
Sibur Securities Ltd.
3.91%, 01/31/18[b]	700	637,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.75%, 02/02/21[b]	600	615,750
9.13%, 04/30/18[b]	700	763,000

		6,434,910
ISLE OF MAN — 0.39%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	500	487,344

Security	Principal (000s)	Value

5.38%, 04/15/20	$300	$306,437

		793,781
KAZAKHSTAN — 0.50%
BTA Bank JSC
5.50%, 12/21/22[b]	500	376,350
Halyk Savings Bank of Kazakhstan JSC
7.25%, 05/03/17[b]	400	433,000
7.25%, 01/28/21[b]	200	220,540

		1,029,890
LUXEMBOURG — 3.25%
ALROSA Finance SA
7.75%, 11/03/20[b]	600	639,000
CSN Resources SA
6.50%, 07/21/20[b]	600	615,000
Evraz Group SA
6.50%, 04/22/20[b]	800	711,000
8.25%, 11/10/15[b]	400	410,836
9.50%, 04/24/18[b]	600	624,000
Millicom International Cellular SA
4.75%, 05/22/20 (Call 05/22/17)[b]	400	395,000
6.63%, 10/15/21 (Call 10/15/17)[b]	200	212,500
Minerva Luxembourg SA
7.75%, 01/31/23 (Call 01/31/18)[b]	400	428,500
Promsvyazbank OJSC via PSB Finance SA
10.20%, 11/06/19[b]	400	394,000
Russian Standard Bank
9.25%, 07/11/17[b]	100	98,500
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22[b]	400	388,000
6.70%, 10/25/17[b]	500	529,830
TMK OAO Via TMK Capital SA
6.75%, 04/03/20[b]	200	184,750
7.75%, 01/27/18[b]	300	300,000
VTB Bank OJSC Via VTB Capital SA
6.95%, 10/17/22[b]	800	754,600

		6,685,516
MEXICO — 2.49%
Banco Santander Mexico SA
5.95%, 01/30/24 (Call 01/30/19)[b,c]	800	848,000
BBVA Bancomer SA
7.25%, 04/22/20[b]	600	687,720
Cemex SAB de CV
5.88%, 03/25/19 (Call 03/25/16)[b]	400	407,000
6.50%, 12/10/19 (Call 12/10/17)[b]	400	417,500
7.25%, 01/15/21 (Call 01/15/18)[b]	500	530,000
9.00%, 01/11/18 (Call 01/11/15)[b]	600	636,000
9.50%, 06/15/18 (Call 06/15/16)	400	446,000
Empresas ICA SAB CV
8.88%, 05/29/24 (Call 05/29/19)	400	409,000
8.90%, 02/04/21 (Call 02/04/16)	300	315,000
Mexichem SAB de CV
4.88%, 09/19/22[b]	400	418,000

		5,114,220

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2014

Security	Principal (000s)	Value

NETHERLANDS — 3.19%
Majapahit Holding BV
7.75%, 10/17/16[b]	$800	$898,000
7.75%, 01/20/20[b]	1,000	1,181,250
7.88%, 06/29/37[b]	200	241,500
8.00%, 08/07/19	200	237,750
Marfrig Holding Europe BV
8.38%, 05/09/18[b]	600	631,500
Metinvest BV
8.75%, 02/14/18[b]	500	418,850
VimpelCom Holdings BV
5.20%, 02/13/19[b]	400	384,000
5.95%, 02/13/23[b]	500	463,750
6.25%, 03/01/17[b]	400	405,000
7.50%, 03/01/22[b]	650	662,155
VTR Finance BV
6.88%, 01/15/24 (Call 01/15/19)[b]	1,000	1,036,250

		6,560,005
SINGAPORE — 0.22%
Flextronics International Ltd.
5.00%, 02/15/23	450	456,750

		456,750
SOUTH KOREA — 0.37%
Woori Bank Co. Ltd.
6.21%, 05/02/37 (Call 05/02/17)[b,c]	700	757,750

		757,750
SPAIN — 0.45%
Cemex Espana SA (Luxembourg)
9.25%, 05/12/20 (Call 05/12/15)	600	649,500
9.88%, 04/30/19 (Call 04/30/16)[b]	250	280,000

		929,500
SRI LANKA — 0.30%
Bank of Ceylon
5.33%, 04/16/18[b]	200	203,000
6.88%, 05/03/17[b]	400	425,000

		628,000
TURKEY — 0.92%
Finansbank AS
5.50%, 05/11/16	200	206,200
Turkiye Is Bankasi AS
6.00%, 10/24/22[b]	500	506,250
Turkiye Vakiflar Bankasi Tao
6.00%, 11/01/22[b]	600	600,000
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22[b]	600	581,100

		1,893,550
UNITED KINGDOM — 1.34%
Oschadbank Via SSB #1 PLC
8.25%, 03/10/16[b]	400	366,080

Security	Principal (000s)	Value

Vedanta Resources PLC
6.00%, 01/31/19[b]	$800	$822,000
6.75%, 06/07/16[b]	200	209,900
7.13%, 05/31/23[b]	200	211,250
8.25%, 06/07/21[b]	600	679,500
9.50%, 07/18/18[b]	400	462,000

		2,750,730
UNITED STATES — 1.56%
Cemex Finance LLC
6.00%, 04/01/24 (Call 04/01/19)	200	200,000
9.38%, 10/12/22 (Call 10/12/17)[b]	1,100	1,254,000
JBS USA LLC/JBS USA Finance Inc.
7.25%, 06/01/21 (Call 06/01/15)[b]	450	481,500
8.25%, 02/01/20 (Call 02/01/15)[b]	800	864,000
NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)	750	198,750
8.88%, 12/15/19 (Call 12/15/14)	300	106,500
10.00%, 08/15/16 (Call 09/02/14)	420	113,400

		3,218,150
VENEZUELA — 6.90%
Petroleos de Venezuela SA
5.00%, 10/28/15	800	751,000
Series 2016
5.13%, 10/28/16	600	527,400
5.25%, 04/12/17[b]	1,700	1,432,250
5.38%, 04/12/27[b]	1,570	940,430
5.50%, 04/12/37[b]	920	524,400
6.00%, 05/16/24[b]	1,500	945,000
6.00%, 11/15/26[b]	2,800	1,730,400
8.50%, 11/02/17[b]	3,400	3,166,250
9.00%, 11/17/21[b]	1,250	1,062,500
9.75%, 05/17/35[b]	1,850	1,498,500
12.75%, 02/17/22[b]	1,600	1,604,000

		14,182,130

TOTAL CORPORATE BONDS & NOTES
(Cost: $85,357,938)		85,102,875

FOREIGN GOVERNMENT OBLIGATIONS[a] — 55.90%

ARGENTINA — 2.33%
Argentine Republic Government International Bond
2.50%, 12/31/38[d,e]	2,880	1,563,840
8.28%, 12/31/33[e]	743	653,910
8.28%, 12/31/33[e]	2,341	2,089,703
8.75%, 06/02/17[e]	550	486,200

		4,793,653
BELARUS — 0.26%
Republic of Belarus
8.95%, 01/26/18[b]	500	535,000

		535,000

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2014

Security	Principal (000s)	Value

COSTA RICA — 0.93%
Costa Rica Government International Bond
4.25%, 01/26/23[b]	$600	$565,500
4.38%, 04/30/25[b]	600	553,500
5.63%, 04/30/43[b]	200	174,000
7.00%, 04/04/44[b]	600	630,000

		1,923,000
CROATIA — 2.71%
Croatia Government International Bond
5.50%, 04/04/23[b]	1,000	1,035,000
6.00%, 01/26/24[b]	800	854,000
6.25%, 04/27/17[b]	900	966,375
6.38%, 03/24/21[b]	900	985,500
6.63%, 07/14/20[b]	200	222,500
6.75%, 11/05/19[b]	1,350	1,503,562

		5,566,937
DOMINICAN REPUBLIC — 1.21%
Dominican Republic International Bond
5.88%, 04/18/24[b]	600	621,000
6.60%, 01/28/24[b]	200	218,000
7.45%, 04/30/44[b]	700	745,500
7.50%, 05/06/21[b]	800	914,000

		2,498,500
ECUADOR — 0.20%
Ecuador Government International Bond
9.38%, 12/15/15[b]	400	420,000

		420,000
EGYPT — 0.45%
Egypt Government International Bond
5.75%, 04/29/20[b]	600	624,000
6.88%, 04/30/40[b]	300	292,560

		916,560
EL SALVADOR — 1.08%
El Salvador Government International Bond
5.88%, 01/30/25[b]	600	598,500
7.63%, 02/01/41[b]	450	483,750
7.65%, 06/15/35[b]	500	545,000
7.75%, 01/24/23[b]	120	135,300
8.25%, 04/10/32[b]	400	467,032

		2,229,582
GUATEMALA — 0.36%
Guatemala Government Bond
4.88%, 02/13/28[b]	300	301,500
5.75%, 06/06/22[b]	400	431,000

		732,500

Security	Principal (000s)	Value

HUNGARY — 4.41%
Hungary Government International Bond
4.00%, 03/25/19	$800	$822,376
4.13%, 02/19/18	900	933,750
5.38%, 02/21/23	1,300	1,384,500
5.38%, 03/25/24	900	951,750
5.75%, 11/22/23	900	978,750
6.25%, 01/29/20	1,200	1,350,300
6.38%, 03/29/21	1,500	1,710,000
7.63%, 03/29/41	732	931,470

		9,062,896
INDONESIA — 8.37%
Indonesia Government International Bond
3.38%, 04/15/23[b]	900	852,750
3.75%, 04/25/22[b]	1,200	1,179,000
4.63%, 04/15/43[b]	1,300	1,179,750
4.88%, 05/05/21[b]	1,900	2,016,375
5.25%, 01/17/42[b]	1,000	985,000
5.38%, 10/17/23[b]	400	434,000
5.88%, 03/13/20[b]	600	670,500
5.88%, 01/15/24[b]	1,000	1,123,750
6.63%, 02/17/37[b]	400	462,000
6.75%, 01/15/44[b]	1,000	1,193,750
6.88%, 01/17/18[b]	1,000	1,137,500
7.50%, 01/15/16[b]	1,000	1,083,800
7.75%, 01/17/38[b]	1,400	1,813,000
8.50%, 10/12/35[b]	1,050	1,451,625
11.63%, 03/04/19[b]	1,200	1,626,000

		17,208,800
JAMAICA — 0.35%
Jamaica Government International Bond
8.00%, 06/24/19	400	429,000
8.00%, 03/15/39	300	287,250

		716,250
LEBANON — 2.76%
Lebanon Government International Bond
4.75%, 11/02/16[b]	300	303,000
5.15%, 11/12/18[b]	650	655,363
6.00%, 05/20/19[b]	200	207,250
6.15%, 06/19/20[b]	400	407,402
6.38%, 03/09/20	1,000	1,048,000
8.25%, 04/12/21[b]	1,300	1,495,000
8.50%, 01/19/16[b]	330	352,275
9.00%, 03/20/17	1,080	1,211,760

		5,680,050
MOROCCO — 0.58%
Morocco Government International Bond
4.25%, 12/11/22[b]	800	799,000
5.50%, 12/11/42[b]	400	395,248

		1,194,248

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2014

Security	Principal (000s)	Value

NIGERIA — 0.42%
Nigeria Government International Bond
5.13%, 07/12/18[b]	$400	$417,240
6.38%, 07/12/23[b]	200	216,910
6.75%, 01/28/21[b]	200	221,000

		855,150
PAKISTAN — 0.89%
Pakistan Government International Bond
6.88%, 06/01/17[b]	400	414,080
7.13%, 03/31/16[b]	300	311,310
7.25%, 04/15/19[b]	600	624,000
8.25%, 04/15/24[b]	450	479,340

		1,828,730
SERBIA — 1.52%
Republic of Serbia
4.88%, 02/25/20[b]	1,000	1,022,500
5.25%, 11/21/17[b]	400	417,000
5.88%, 12/03/18[b]	500	533,125
7.25%, 09/28/21[b]	1,000	1,153,750

		3,126,375
SLOVENIA — 2.64%
Slovenia Government International Bond
4.13%, 02/18/19[b]	600	624,312
4.75%, 05/10/18[b]	600	642,000
5.25%, 02/18/24[b]	1,000	1,069,380
5.50%, 10/26/22[b]	1,400	1,526,000
5.85%, 05/10/23[b]	1,400	1,561,000

		5,422,692
SRI LANKA — 1.31%
Sri Lanka Government International Bond
5.88%, 07/25/22[b]	400	413,000
6.00%, 01/14/19[b]	800	848,000
6.25%, 10/04/20[b]	1,050	1,115,625
6.25%, 07/27/21[b]	299	316,940

		2,693,565
TURKEY — 12.64%
Turkey Government International Bond
3.25%, 03/23/23	1,000	930,450
4.88%, 04/16/43	700	661,500
5.13%, 03/25/22	642	679,076
5.38%, 11/04/16[b]	400	421,240
5.63%, 03/30/21	1,150	1,259,112
5.75%, 03/22/24	1,400	1,536,500
5.88%, 04/24/19[b]	200	214,740
6.00%, 01/14/41	1,600	1,719,392
6.25%, 09/26/22	1,400	1,594,180
6.63%, 02/17/45	800	927,000
6.75%, 04/03/18	1,250	1,406,250
6.75%, 05/30/40	1,200	1,407,300
6.88%, 03/17/36	1,420	1,695,125
7.00%, 09/26/16	1,100	1,211,375

Security	Principal (000s)	Value

7.00%, 03/11/19	$800	$920,000
7.00%, 06/05/20	1,400	1,634,139
7.25%, 03/05/38	610	761,127
7.38%, 02/05/25	1,920	2,344,320
7.50%, 07/14/17	1,000	1,137,444
7.50%, 11/07/19	750	888,225
8.00%, 02/14/34	863	1,147,790
11.88%, 01/15/30	860	1,493,158

		25,989,443
UKRAINE — 2.55%
Ukraine Government International Bond
6.25%, 06/17/16[b]	800	770,000
6.58%, 11/21/16[b]	600	573,000
6.75%, 11/14/17[b]	300	285,150
6.88%, 09/23/15[b]	300	290,700
7.50%, 04/17/23[b]	700	658,000
7.75%, 09/23/20[b]	900	859,500
7.80%, 11/28/22[b]	1,200	1,149,000
7.95%, 02/23/21[b]	700	667,660

		5,253,010
VENEZUELA — 7.44%
Venezuela Government International Bond
5.75%, 02/26/16[b]	775	733,538
6.00%, 12/09/20[b]	980	739,900
7.00%, 12/01/18[b]	550	465,850
7.00%, 03/31/38[b]	650	447,850
7.65%, 04/21/25	850	637,500
7.75%, 10/13/19[b]	1,400	1,183,000
8.25%, 10/13/24[b]	1,350	1,056,375
9.00%, 05/07/23[b]	1,080	904,500
9.25%, 09/15/27	2,220	1,864,800
9.25%, 05/07/28[b]	1,050	855,750
9.38%, 01/13/34	810	658,125
11.75%, 10/21/26[b]	1,600	1,518,400
11.95%, 08/05/31[b]	2,245	2,127,137
12.75%, 08/23/22[b]	1,600	1,624,000
13.63%, 08/15/18	450	482,175

		15,298,900
VIETNAM — 0.49%
Vietnam Government International Bond
6.75%, 01/29/20[b]	600	678,750
6.88%, 01/15/16[b]	300	320,625

		999,375

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $114,422,052)		114,945,216

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2014

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.69%

MONEY MARKET FUNDS — 0.69%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	1,420	$1,419,852

		1,419,852

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,419,852)		1,419,852

TOTAL INVESTMENTS IN SECURITIES — 97.97%
(Cost: $201,199,842)		201,467,943
Other Assets, Less Liabilities — 2.03%		4,175,456

NET ASSETS — 100.00%		$205,643,399

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Issuer is in default of interest payments.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

10

Schedule of Investments  (Unaudited)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

July 31, 2014

Security	Principal (000s)		Value

FOREIGN GOVERNMENT OBLIGATIONS — 100.52%

BRAZIL — 15.81%
Brazil Letras do Tesouro Nacional
0.00%, 10/01/14	BRL	$4,576	$1,984,122
0.00%, 01/01/15	BRL	24,955	10,536,745
0.00%, 07/01/15	BRL	61,400	24,629,559
0.00%, 01/01/16	BRL	15,200	5,761,329
0.00%, 04/01/16	BRL	16,000	5,896,893
0.00%, 07/01/16	BRL	35,680	12,780,743
0.00%, 01/01/17	BRL	14,296	4,837,233
Brazil Notas do Tesouro Nacional Series F
10.00%, 01/01/15	BRL	4,398	1,931,315
10.00%, 01/01/18	BRL	19,339	8,153,249
10.00%, 01/01/21	BRL	35,368	14,393,095
10.00%, 01/01/23	BRL	4,301	1,718,925
Brazilian Government International Bond
8.50%, 01/05/24	BRL	500	205,217
10.25%, 01/10/28	BRL	1,420	636,083
12.50%, 01/05/16	BRL	1,400	636,392
12.50%, 01/05/22	BRL	1,633	825,184

			94,926,084
CHILE — 0.07%
Chile Government International Bond
5.50%, 08/05/20	CLP	237,000	437,119

			437,119
COLOMBIA — 4.31%
Colombia Government International Bond
7.75%, 04/14/21[a]	COP	496,000	296,666
8.00%, 10/28/15	COP	20,773,000	11,476,718
9.85%, 06/28/27[a]	COP	2,998,000	2,060,526
Colombian TES
6.00%, 04/28/28	COP	1,153,000	555,236
7.50%, 08/26/26	COP	13,009,800	7,189,073
10.00%, 07/24/24	COP	4,150,000	2,731,513
11.25%, 10/24/18	COP	2,457,000	1,553,768

			25,863,500
CZECH REPUBLIC — 3.83%
Czech Republic Government Bond
3.80%, 04/11/15	CZK	91,940	4,559,126
4.00%, 04/11/17	CZK	50,400	2,682,056
4.20%, 12/04/36	CZK	50,930	3,013,233
4.60%, 08/18/18	CZK	101,550	5,714,424
5.70%, 05/25/24	CZK	76,240	5,105,073
6.95%, 01/26/16	CZK	36,000	1,915,771

			22,989,683
HUNGARY — 2.75%
Hungary Government Bond
5.50%, 02/12/16	HUF	1,251,650	5,576,497

Security	Principal (000s)		Value

6.00%, 11/24/23	HUF	202,740	$952,120
6.50%, 06/24/19	HUF	844,250	4,007,225
6.75%, 11/24/17	HUF	222,000	1,047,248
7.00%, 06/24/22	HUF	641,000	3,176,753
7.50%, 11/12/20	HUF	222,500	1,119,176
7.75%, 08/24/15	HUF	146,290	659,085

			16,538,104
INDONESIA — 4.28%
Indonesia Treasury Bond
6.63%, 05/15/33	IDR	22,700,000	1,593,069
7.00%, 05/15/22	IDR	6,780,000	550,482
8.25%, 06/15/32	IDR	34,060,000	2,836,004
8.38%, 09/15/26	IDR	6,000,000	518,247
9.50%, 06/15/15	IDR	3,791,000	334,649
9.50%, 07/15/31	IDR	107,554,000	10,009,884
10.00%, 07/15/17	IDR	53,784,000	4,935,910
10.00%, 09/15/24	IDR	7,060,000	684,809
11.00%, 11/15/20	IDR	22,885,000	2,271,204
11.00%, 09/15/25	IDR	19,220,000	1,983,839

			25,718,097
ISRAEL — 4.46%
Israel Government Bond — Fixed
3.50%, 08/31/14	ILS	16,450	4,811,865
4.00%, 01/31/18	ILS	5,950	1,898,414
4.25%, 03/31/23	ILS	13,878	4,566,923
5.50%, 01/31/22	ILS	3,150	1,118,760
5.50%, 01/31/42	ILS	3,582	1,300,828
6.00%, 02/28/19	ILS	37,490	13,087,977

			26,784,767
MALAYSIA — 4.43%
Malaysia Government Bond
3.49%, 03/31/20	MYR	6,899	2,129,537
3.73%, 06/15/28	MYR	1,800	535,737
3.84%, 08/12/15	MYR	30,537	9,619,728
4.13%, 04/15/32	MYR	7,400	2,265,081
4.39%, 04/15/26	MYR	3,660	1,179,090
5.73%, 07/30/19	MYR	31,870	10,891,543

			26,620,716
MEXICO — 7.63%
Mexican Bonos
6.25%, 06/16/16	MXN	45,346	3,607,569
6.50%, 06/10/21	MXN	59,936	4,813,448
7.25%, 12/15/16	MXN	144,781	11,837,975
7.50%, 06/03/27	MXN	32,737	2,769,250
7.75%, 12/14/17	MXN	48,350	4,050,662
7.75%, 11/13/42	MXN	29,961	2,513,856
8.00%, 12/07/23	MXN	81,383	7,118,942
8.50%, 11/18/38	MXN	29,330	2,657,913
10.00%, 12/05/24	MXN	64,800	6,459,639

			45,829,254

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

July 31, 2014

Security	Principal (000s)		Value

NIGERIA — 0.65%
Nigeria Government Bond
4.00%, 04/23/15	NGN	205,271	$1,208,804
10.00%, 07/23/30	NGN	162,000	847,933
15.10%, 04/27/17	NGN	186,700	1,260,427
16.39%, 01/27/22	NGN	75,000	562,848

			3,880,012
PERU — 0.91%
Peru Government Bond
6.85%, 02/12/42	PEN	2,900	1,069,778
8.20%, 08/12/26	PEN	9,937	4,385,508

			5,455,286
PHILIPPINES — 3.60%
Philippine Government Bond
4.00%, 12/06/22	PHP	68,000	1,552,427
5.00%, 08/18/18	PHP	85,070	2,089,478
7.00%, 01/27/16	PHP	216,246	5,292,308
8.00%, 07/19/31	PHP	157,300	5,082,910
8.13%, 12/16/35	PHP	159,860	4,950,872
Philippine Government International Bond
4.95%, 01/15/21	PHP	49,000	1,211,477
6.25%, 01/14/36	PHP	57,000	1,420,739

			21,600,211
POLAND — 4.00%
Poland Government Bond
0.00%, 07/25/15	PLN	7,145	2,236,073
0.00%, 01/25/16	PLN	8,455	2,611,119
3.75%, 04/25/18	PLN	15,000	4,961,893
4.00%, 10/25/23	PLN	9,500	3,181,776
4.75%, 10/25/16	PLN	10,657	3,579,862
5.25%, 10/25/20	PLN	4,000	1,436,788
5.75%, 09/23/22	PLN	16,124	6,030,235

			24,037,746
ROMANIA — 2.02%
Romania Government Bond
5.75%, 01/27/16	RON	10,810	3,426,708
5.85%, 04/26/23	RON	6,000	2,051,229
5.90%, 07/26/17	RON	5,100	1,669,366
6.75%, 06/11/17	RON	5,650	1,882,742
Romanian Government International Bond
4.75%, 08/29/16	RON	9,800	3,100,295

			12,130,340
RUSSIA — 4.09%
Russian Federal Bond - OFZ
6.20%, 01/31/18	RUB	121,380	3,110,463
6.80%, 12/11/19	RUB	46,500	1,172,681
6.88%, 07/15/15	RUB	170,893	4,720,231
7.40%, 04/19/17	RUB	142,140	3,803,767
7.60%, 04/14/21	RUB	221,456	5,706,021
8.10%, 11/26/14	RUB	50,000	1,398,983
8.15%, 02/03/27	RUB	162,635	4,210,951

Security	Principal (000s)		Value

Russian Foreign Bond - Eurobond
7.85%, 03/10/18[a]	RUB	15,000	$402,882

			24,525,979
SOUTH AFRICA — 4.34%
South Africa Government Bond
6.25%, 03/31/36[a]	ZAR	43,064	2,995,091
6.50%, 02/28/41	ZAR	81,983	5,733,673
6.75%, 03/31/21[a]	ZAR	53,460	4,704,869
8.25%, 09/15/17[a]	ZAR	103,711	9,971,660
8.75%, 02/28/48[a]	ZAR	13,000	1,170,491
10.50%, 12/21/26[a]	ZAR	6,000	653,379
13.50%, 09/15/15[a]	ZAR	8,000	799,478

			26,028,641
SOUTH KOREA — 24.66%
Korea Monetary Stabilization Bond
2.74%, 02/02/15	KRW	29,859,000	29,097,600
2.82%, 08/02/14	KRW	19,353,190	18,828,808
2.84%, 12/02/14	KRW	11,204,000	10,916,120
Korea Treasury Bond
2.75%, 09/10/17	KRW	5,502,380	5,381,931
3.00%, 12/10/42	KRW	3,025,970	2,771,257
3.13%, 03/10/19	KRW	6,500,000	6,422,912
4.00%, 03/10/16	KRW	10,471,600	10,436,350
4.00%, 12/10/31	KRW	14,305,490	15,365,058
4.75%, 12/10/30	KRW	4,743,000	5,515,650
5.00%, 06/10/20	KRW	8,100,000	8,787,812
5.25%, 09/10/15	KRW	11,702,460	11,733,542
5.25%, 03/10/27	KRW	5,000,000	5,932,140
5.50%, 09/10/17	KRW	4,274,600	4,518,180
5.50%, 12/10/29	KRW	4,354,040	5,423,477
5.75%, 09/10/18	KRW	6,400,000	6,955,972

			148,086,809
THAILAND — 4.39%
Thailand Government Bond
3.13%, 12/11/15	THB	320,206	10,088,434
3.58%, 12/17/27	THB	93,640	2,873,007
3.63%, 05/22/15	THB	—	—
3.78%, 06/25/32	THB	44,242	1,346,012
3.80%, 06/14/41	THB	30,000	884,874
3.88%, 06/13/19	THB	33,600	1,084,660
4.88%, 06/22/29	THB	35,600	1,246,421
5.67%, 03/13/28	THB	189,234	7,105,439
6.15%, 07/07/26	THB	45,029	1,729,907

			26,358,754
TURKEY — 4.29%
Turkey Government Bond
6.30%, 02/14/18	TRY	15,360	6,716,398
7.50%, 09/24/14	TRY	4,521	2,104,383
8.50%, 09/14/22	TRY	6,772	3,100,065
8.80%, 09/27/23	TRY	6,384	2,973,040
9.00%, 01/27/16	TRY	23,119	10,890,543

			25,784,429

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $617,031,490)			603,595,531

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

July 31, 2014

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	42	$42,105

		42,105

TOTAL SHORT-TERM INVESTMENTS (Cost: $42,105)		42,105

TOTAL INVESTMENTS IN SECURITIES — 100.53% (Cost: $617,073,595)		603,637,636
Other Assets, Less Liabilities — (0.53)%		(3,191,209)

NET ASSETS — 100.00%		$600,446,427

BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peru Nuevo
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— Romanian Leu
RUB	— New Russian Ruble
THB	— Thai Baht
TRY	— Turkish Lira
ZAR	— South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
c	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

13

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)		Value

CORPORATE BONDS & NOTES — 96.91%

AUSTRIA — 0.32%
BAWAG PSK
8.13%, 10/30/23[a]	EUR	200	$327,502
Wienerberger AG
4.00%, 04/17/20	EUR	200	286,065

			613,567
BELGIUM — 0.23%
Barry Callebaut Services NV
5.63%, 06/15/21[a]	EUR	100	156,559
6.00%, 07/13/17	EUR	200	300,883

			457,442
CANADA — 3.65%
Air Canada
7.63%, 10/01/19 (Call 10/01/16)[b]	CAD	150	147,428
Armtec Holdings Ltd.
8.88%, 09/22/17 (Call 09/02/14)	CAD	63	40,219
Athabasca Oil Corp.
7.50%, 11/19/17 (Call 11/19/14)[a]	CAD	200	181,877
7.50%, 11/19/17 (Call 11/19/14)[b]	CAD	150	132,963
Baytex Energy Corp.
6.63%, 07/19/22 (Call 07/19/17)	CAD	200	197,492
Bombardier Inc.
6.13%, 05/15/21[a]	EUR	500	728,374
Brookfield Office Properties Inc.
4.00%, 04/16/18	CAD	100	93,924
Canadian Energy Services & Technology Corp.
7.38%, 04/17/20 (Call 04/17/17)	CAD	100	97,139
Cascades Inc.
5.50%, 07/15/21 (Call 07/15/17)[b]	CAD	200	180,836
Centric Health Corp.
8.63%, 04/18/18 (Call 04/18/16)	CAD	80	62,646
Connacher Oil and Gas Ltd.
8.75%, 08/01/18 (Call 08/01/15)[b]	CAD	150	107,473
Corus Entertainment Inc.
4.25%, 02/11/20[a]	CAD	400	364,672
Crew Energy Inc.
8.38%, 10/21/20 (Call 10/21/16)[a]	CAD	50	49,258
Gateway Casinos & Entertainment Ltd.
8.50%, 11/26/20 (Call 11/26/16)[b]	CAD	100	93,464
GFL Environmental Corp.
7.50%, 06/18/18 (Call 06/18/15)[a]	CAD	450	426,790
Gibson Energy Inc.
5.38%, 07/15/22 (Call 07/15/17)[b]	CAD	200	183,714
7.00%, 07/15/20 (Call 07/15/16)[b]	CAD	100	99,665
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[b]	CAD	325	314,208
Iron Mountain Canada Operations ULC
6.13%, 08/15/21 (Call 08/15/17)	CAD	100	94,613
Mattamy Group Corp.
6.88%, 11/15/20 (Call 11/15/15)[b]	CAD	100	93,924

Security	Principal (000s)		Value

Newalta Corp. Series 2
7.75%, 11/14/19 (Call 11/14/15)	CAD	50	$49,488
NRL Energy Investments Ltd.
8.25%, 04/13/18 (Call 04/13/15)	CAD	100	83,590
Paramount Resources Ltd.
7.63%, 12/04/19 (Call 12/04/15)	CAD	400	387,192
8.25%, 12/13/17 (Call 09/02/14)	CAD	250	239,060
Parkland Fuel Corp.
5.50%, 05/28/21 (Call 05/28/17)	CAD	400	373,857
Perpetual Energy Inc.
8.75%, 03/15/18 (Call 03/15/15)[a]	CAD	50	45,928
Postmedia Network Inc.
8.25%, 08/16/17 (Call 08/16/15)[b]	CAD	136	128,558
Precision Drilling Corp.
6.50%, 03/15/19 (Call 03/15/15)	CAD	100	96,564
Quebecor Media Inc.
6.63%, 01/15/23[b]	CAD	400	383,043
7.38%, 01/15/21 (Call 01/15/16)	CAD	150	148,980
River Cree Enterprises LP
11.00%, 01/20/21 (Call 01/20/18)[b]	CAD	100	99,665
Russel Metals Inc.
6.00%, 04/19/22 (Call 04/19/17)[b]	CAD	50	47,306
6.00%, 04/19/22 (Call 04/19/17)	CAD	100	95,301
Sirius XM Canada Holdings Inc.
5.63%, 04/23/21 (Call 04/23/17)[b]	CAD	200	184,632
Southern Pacific Resource Corp.
8.75%, 01/25/18 (Call 01/25/15)[b]	CAD	50	33,528
Tervita Corp.
9.00%, 11/15/18 (Call 11/15/15)[b]	CAD	125	117,695
Trilogy Energy Corp.
7.25%, 12/13/19 (Call 12/13/15)[b]	CAD	150	146,052
Vermilion Energy Inc.
6.50%, 02/10/16 (Call 09/02/14)	CAD	100	94,268
Videotron Ltee
5.63%, 06/15/25 (Call 03/15/25)	CAD	175	162,005
6.88%, 07/15/21 (Call 06/15/16)	CAD	225	227,266
YPG Financing Inc.
9.25%, 11/30/18 (Call 09/02/14)[b]	CAD	253	246,165

			7,080,822
CAYMAN ISLANDS — 0.87%
Brakes Capital
7.13%, 12/15/18 (Call 12/15/15)[b]	GBP	300	507,756
UPCB Finance II Ltd.
6.38%, 07/01/20 (Call 07/01/15)[a]	EUR	300	423,728
UPCB Finance Ltd.
7.63%, 01/15/20 (Call 01/15/15)[a]	EUR	450	635,216
Viridian Group
11.13%, 04/01/17 (Call 04/01/15)[a]	EUR	91	132,716

			1,699,416
FINLAND — 0.84%
Nokia OYJ
6.75%, 02/04/19[a]	EUR	300	477,164
Stora Enso OYJ
5.00%, 03/19/18[a]	EUR	300	436,523
5.50%, 03/07/19[a]	EUR	300	449,819
UPM-Kymmene OYJ
6.63%, 01/23/17[a]	GBP	150	274,975
			1,638,481

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)		Value

FRANCE — 14.05%
3AB Optique Developpement SAS
5.63%, 04/15/19 (Call 10/15/15)[a]	EUR	200	$256,478
Banque PSA Finance SA
4.00%, 06/24/15[a]	EUR	400	547,985
4.25%, 02/25/16[a]	EUR	500	696,564
4.88%, 09/25/15[a]	EUR	300	417,456
Cegedim SA
6.75%, 04/01/20 (Call 04/01/16)[a]	EUR	400	577,347
Cerba European Lab
7.00%, 02/01/20 (Call 02/01/16)[a]	EUR	200	285,663
CGG SA
5.88%, 05/15/20 (Call 05/15/17)[a]	EUR	250	334,450
Ciments Francais SA
4.75%, 04/04/17[a]	EUR	300	429,297
CMA CGM SA
8.75%, 12/15/18 (Call 12/15/15)[a]	EUR	200	275,963
8.88%, 04/15/19 (Call 04/15/15)[a]	EUR	100	138,416
Crown European Holdings SA
4.00%, 07/15/22 (Call 04/15/22)[a]	EUR	400	541,095
Darty Financement SAS
5.88%, 03/01/21 (Call 03/01/17)[a]	EUR	100	139,988
Europcar Groupe SA
9.38%, 04/15/18 (Call 09/01/14)[a]	EUR	200	281,874
11.50%, 05/15/17[a]	EUR	200	305,686
Faurecia SA
8.75%, 06/15/19 (Call 06/15/15)[a]	EUR	100	150,090
9.38%, 12/15/16[a]	EUR	300	469,812
Financiere Gaillon 8 SAS
7.00%, 09/30/19 (Call 03/31/16)[a]	EUR	200	252,882
Groupama SA
7.88%, 10/27/39 (Call 10/27/19)[c]	EUR	450	674,553
Holdikks SAS
6.75%, 07/15/21 (Call 07/15/17)[a]	EUR	200	257,619
Italcementi Finance SA
6.13%, 02/21/18[a]	EUR	400	594,297
6.63%, 03/19/20[a,d]	EUR	350	542,207
La Financiere Atalian SAS
7.25%, 01/15/20 (Call 01/15/17)[a]	EUR	100	144,843
Labco SAS
8.50%, 01/15/18 (Call 09/01/14)[a]	EUR	325	459,401
Labeyrie Fine Foods SAS
5.63%, 03/15/21 (Call 03/15/17)[a]	EUR	150	208,394
Lafarge SA
4.25%, 03/23/16[a]	EUR	350	492,230
4.75%, 03/23/20[a]	EUR	200	307,049
4.75%, 09/30/20[a]	EUR	550	846,469
5.38%, 06/26/17[a]	EUR	550	818,628
5.88%, 07/09/19[a]	EUR	350	557,277
6.25%, 04/13/18[a]	EUR	200	307,026
6.63%, 11/29/18[a]	EUR	600	948,508
6.75%, 12/16/19[a]	EUR	450	727,036
8.88%, 11/24/16[a]	EUR	300	469,504
Loxam SAS
4.88%, 07/23/21 (Call 07/23/17)[a]	EUR	250	333,141
7.00%, 07/23/22[a]	EUR	150	195,988
7.38%, 01/24/20 (Call 01/24/16)[a]	EUR	200	282,987

Security	Principal (000s)		Value

Medi-Partenaires SAS
7.00%, 05/15/20 (Call 05/15/16)[a]	EUR	200	$281,315
Nexans SA
4.25%, 03/19/18	EUR	100	139,096
5.75%, 05/02/17	EUR	200	287,336
Novafives SAS
4.50%, 06/30/21 (Call 06/30/17)[a]	EUR	250	339,421
Novalis SAS
6.00%, 06/15/18 (Call 06/15/15)[a]	EUR	300	421,470
Numericable Group SA
5.38%, 05/15/22 (Call 05/15/17)[a]	EUR	650	902,944
5.63%, 05/15/24 (Call 05/15/19)[a]	EUR	750	1,049,430
Peugeot SA
5.00%, 10/28/16	EUR	400	568,942
5.63%, 06/29/15	EUR	50	69,448
5.63%, 07/11/17	EUR	300	436,543
6.50%, 01/18/19[a]	EUR	350	533,359
6.88%, 03/30/16[a]	EUR	200	289,552
7.38%, 03/06/18[a]	EUR	600	926,017
Renault SA
3.13%, 03/05/21[a]	EUR	350	495,147
3.63%, 09/19/18[a]	EUR	450	647,369
4.63%, 05/25/16[a]	EUR	550	779,590
4.63%, 09/18/17[a]	EUR	550	803,718
5.63%, 06/30/15	EUR	300	417,787
5.63%, 03/22/17	EUR	250	370,015
Rexel SA
5.13%, 06/15/20 (Call 06/15/16)[a]	EUR	300	427,792
7.00%, 12/17/18 (Call 06/17/15)[a]	EUR	350	500,496
SGD Group SAS
5.63%, 05/15/19 (Call 10/15/15)[a]	EUR	250	342,252
SMCP SAS
8.88%, 06/15/20 (Call 06/15/16)[a]	EUR	200	286,109
SPCM SA
5.50%, 06/15/20 (Call 06/15/16)[a]	EUR	200	287,224
Tereos Finance Groupe I
4.25%, 03/04/20 (Call 03/04/19)	EUR	300	410,766

			27,281,341
GERMANY — 8.70%
Bayerische Landbank
5.75%, 10/23/17	EUR	550	816,960
CeramTec Group GmbH
8.25%, 08/15/21 (Call 08/15/16)[a]	EUR	200	294,200
Commerzbank AG
6.38%, 03/22/19	EUR	800	1,227,642
7.75%, 03/16/21	EUR	900	1,480,655
Deutsche Lufthansa AG
6.50%, 07/07/16	EUR	400	590,546
Deutsche Raststaetten Gruppe IV GmbH
6.75%, 12/30/20 (Call 12/30/16)[a]	EUR	300	425,651
Franz Haniel & Cie GmbH
5.88%, 02/01/17[a]	EUR	150	223,178
FTE Verwaltungs GmbH
9.00%, 07/15/20 (Call 07/15/16)[a]	EUR	200	289,236
Hapag-Lloyd AG
7.75%, 10/01/18 (Call 10/01/15)[a]	EUR	200	283,656
9.00%, 10/15/15 (Call 10/15/14)[a]	EUR	159	218,703
Heckler & Koch GmbH
9.50%, 05/15/18 (Call 09/02/14)[a]	EUR	200	267,600

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)		Value

Heidelberger Druckmaschinen AG
9.25%, 04/15/18 (Call 09/01/14)[a]	EUR	150	$213,118
Hornbach Baumarkt AG
3.88%, 02/15/20[a]	EUR	100	143,248
KM Germany Holdings GmbH
8.75%, 12/15/20 (Call 12/15/15)[a]	EUR	200	298,597
KP Germany Erste GmbH
11.63%, 07/15/17 (Call 01/15/15)[a]	EUR	100	149,301
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20[a]	EUR	300	450,416
Rheinmetall AG
4.00%, 09/22/17[a]	EUR	250	365,650
SGL Carbon SE
4.88%, 01/15/21 (Call 01/15/17)[a]	EUR	100	140,166
Techem Energy Metering Service GmbH & Co. KG
6.13%, 10/01/19 (Call 10/01/15)[a]	EUR	400	570,880
7.88%, 10/01/20 (Call 10/01/16)[a]	EUR	200	298,048
ThyssenKrupp AG
3.13%, 10/25/19 (Call 07/25/19)[a]	EUR	700	975,227
4.00%, 08/27/18	EUR	900	1,292,709
4.38%, 02/28/17	EUR	1,100	1,565,628
Trionista Holdco GmbH
5.00%, 04/30/20 (Call 04/30/16)[a]	EUR	200	275,882
Trionista TopCo GmbH
6.88%, 04/30/21 (Call 04/30/16)[a]	EUR	300	424,982
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.13%, 01/21/23 (Call 01/21/18)[a]	EUR	300	424,815
5.50%, 09/15/22 (Call 09/15/17)[a]	EUR	450	643,796
5.63%, 04/15/23 (Call 04/15/18)[a]	EUR	250	361,260
5.75%, 01/15/23 (Call 01/15/18)[a]	EUR	300	433,773
7.50%, 03/15/19 (Call 03/15/15)[a]	EUR	400	567,981
Unitymedia KabelBW GmbH
9.50%, 03/15/21 (Call 03/15/16)[a]	EUR	300	453,331
9.63%, 12/01/19 (Call 12/01/14)[a]	EUR	300	427,240
WEPA Hygieneprodukte GmbH
6.50%, 05/15/20 (Call 05/15/16)[a]	EUR	200	288,562

			16,882,637
IRELAND — 4.30%
AG Spring Finance Ltd.
7.50%, 06/01/18 (Call 06/01/15)[a]	EUR	200	256,673
Allied Irish Banks PLC
2.75%, 04/16/19[a]	EUR	300	404,902
2.88%, 11/28/16[a]	EUR	200	272,278
5.63%, 11/12/14[a]	EUR	100	135,095
Ardagh Glass Finance PLC
7.13%, 06/15/17 (Call 08/01/14)[a]	EUR	250	338,364
Ardagh Packaging Finance PLC
9.25%, 10/15/20 (Call 10/15/15)[a]	EUR	200	292,714
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 01/15/22 (Call 06/30/17)[a]	EUR	700	918,336
Bank of Ireland
2.00%, 05/08/17[a]	EUR	400	534,489
4.25%, 06/11/24 (Call 06/11/19)[a,c]	EUR	600	783,399
Eircom Finance Ltd.
9.25%, 05/15/20 (Call 05/15/16)[a]	EUR	200	294,695
Governor & Co. of the Bank of Ireland (The)
2.75%, 06/05/16[a]	EUR	350	475,430
3.25%, 01/15/19[a]	EUR	450	626,499
10.00%, 12/19/22[a]	EUR	100	171,598

Security	Principal (000s)		Value

Inaer Aviation Finance Ltd.
9.50%, 08/01/17 (Call 08/01/15)[a]	EUR	200	$279,502
Nara Cable Funding II Ltd.
8.50%, 03/01/20 (Call 03/01/16)[a]	EUR	250	397,236
Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 09/01/14)[a]	EUR	550	783,133
Ono Finance II PLC
11.13%, 07/15/19 (Call 09/01/14)[a]	EUR	100	146,427
Rottapharm Ltd.
6.13%, 11/15/19 (Call 11/15/15)[a]	EUR	200	288,116
Smurfit Kappa Acquisitions
3.25%, 06/01/21 (Call 03/10/21)[a]	EUR	500	660,080
4.13%, 01/30/20[a]	EUR	200	281,092

			8,340,058
ITALY — 13.32%
Astaldi SpA
7.13%, 12/01/20 (Call 12/01/16)[a]	EUR	400	575,875
Banca Monte dei Paschi di Siena SpA
3.63%, 04/01/19[a]	EUR	600	817,212
4.88%, 05/31/16	EUR	450	610,249
5.00%, 04/21/20[a]	EUR	400	555,165
5.60%, 09/09/20	EUR	200	282,877
Series 1
7.25%, 07/10/15[a]	EUR	500	697,767
Banca Popolare di Milano Scarl
4.00%, 01/22/16[a]	EUR	650	891,063
4.25%, 01/30/19[a]	EUR	300	421,269
7.13%, 03/01/21[a]	EUR	400	607,590
Banca Popolare di Vicenza
3.50%, 01/20/17[a]	EUR	300	410,030
5.00%, 10/25/18[a]	EUR	300	424,104
6.75%, 02/27/15[a]	EUR	150	206,224
Banco Popolare SC
2.38%, 01/22/18[a]	EUR	500	667,149
3.50%, 03/14/19[a]	EUR	850	1,160,199
3.75%, 01/28/16[a]	EUR	800	1,096,357
5.47%, 11/12/16[a]	EUR	100	139,487
6.00%, 11/05/20[a]	EUR	600	867,693
6.38%, 05/31/21[a]	EUR	100	147,672
Buzzi Unicem SpA
5.13%, 12/09/16[a]	EUR	200	287,402
6.25%, 09/28/18[a]	EUR	200	306,937
Cerved Group SpA
6.38%, 01/15/20 (Call 01/15/16)	EUR	100	142,447
Enel SpA
5.00%, 01/15/75 (Call 01/15/20)[a,c]	EUR	600	835,488
6.50%, 01/10/74 (Call 01/10/19)[c]	EUR	800	1,170,929
GTECH SpA
8.25%, 03/31/66 (Call 03/31/16)[a,c]	EUR	450	645,301
Intesa Sanpaolo SpA
6.63%, 09/13/23[a]	EUR	375	615,411
IVS F SpA
7.13%, 04/01/20 (Call 04/01/16)[a]	EUR	100	142,722
Manutencoop Facility Management SpA
8.50%, 08/01/20 (Call 08/01/16)[a]	EUR	200	285,663
Salini Costruttori SpA
6.13%, 08/01/18[a]	EUR	200	288,855
Sisal Holding Istituto di Pagamento SpA
7.25%, 09/30/17 (Call 11/01/14)[a]	EUR	100	135,919

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)		Value

Snai SpA
7.63%, 06/15/18 (Call 12/15/15)[a]	EUR	300	$430,348
TeamSystem Holding SpA
7.38%, 05/15/20 (Call 05/15/16)[a]	EUR	265	373,229
Telecom Italia SpA
4.00%, 01/21/20[a]	EUR	300	420,753
4.50%, 09/20/17[a]	EUR	550	790,960
4.50%, 01/25/21[a]	EUR	500	715,273
4.75%, 05/25/18[a]	EUR	300	435,571
4.88%, 09/25/20[a]	EUR	250	364,703
5.13%, 01/25/16[a]	EUR	150	211,992
5.25%, 02/10/22[a]	EUR	250	367,705
5.38%, 01/29/19[a]	EUR	400	593,931
5.63%, 12/29/15[a]	GBP	100	176,176
6.13%, 12/14/18[a]	EUR	250	382,434
6.38%, 06/24/19[a]	GBP	400	727,599
7.00%, 01/20/17[a]	EUR	200	300,612
8.25%, 03/21/16[a]	EUR	250	370,875
UniCredit SpA
3.95%, 02/01/16[a]	EUR	450	618,187
5.00%, 02/01/16[a]	GBP	150	259,247
6.70%, 06/05/18[a]	EUR	650	981,428
Unipol Gruppo Finanziario SpA
4.38%, 03/05/21[a]	EUR	270	385,945
5.00%, 01/11/17[a]	EUR	300	427,015
Veneto Banca SCPA
4.00%, 01/20/17[a]	EUR	300	407,374
4.25%, 01/18/16[a]	EUR	200	272,335
Veneto Banca SPA
4.00%, 05/20/19[a]	EUR	300	405,945

			25,854,693
JAPAN — 0.26%
SoftBank Corp.
4.63%, 04/15/20[a]	EUR	350	498,935

			498,935
JERSEY — 0.75%
AA Bond Co. Ltd.
9.50%, 07/31/43 (Call 01/31/16)[a]	GBP	400	747,917
Aston Martin Capital Ltd.
9.25%, 07/15/18 (Call 09/01/14)[b]	GBP	200	356,231
Hastings Insurance Group Finance PLC
8.00%, 10/21/20 (Call 10/30/16)[b]	GBP	200	356,231

			1,460,379
LUXEMBOURG — 17.35%
Aldesa Financial Services SA
7.25%, 04/01/21 (Call 04/01/17)[a]	EUR	150	203,543
Altice SA
7.25%, 05/15/22 (Call 05/15/17)[a]	EUR	1,300	1,800,062
ArcelorMittal SA
2.88%, 07/06/20[a]	EUR	350	468,965
3.00%, 03/25/19[a]	EUR	400	545,351
5.75%, 03/29/18[a]	EUR	300	447,962
5.88%, 11/17/17[a]	EUR	850	1,265,720
10.63%, 06/03/16	EUR	550	855,907
Befesa Zinc SAU Via Zinc Capital SA
8.88%, 05/15/18 (Call 09/01/14)[a]	EUR	200	284,307

Security	Principal (000s)		Value

Bormioli Rocco Holdings SA
10.00%, 08/01/18 (Call 09/01/14)[a]	EUR	100	$142,274
Cabot Financial Luxembourg SA
10.38%, 10/01/19 (Call 10/01/15)[b]	GBP	100	191,115
Capsugel FinanceCo SCA
9.88%, 08/01/19 (Call 08/01/14)[a]	EUR	100	143,681
Cirsa Funding Luxembourg SA
8.75%, 05/15/18 (Call 09/01/14)[a]	EUR	500	681,979
Clariant Finance Luxembourg SA
5.63%, 01/24/17[a]	EUR	250	371,409
CNH Industrial Finance Europe SA
2.75%, 03/18/19[a]	EUR	600	808,327
6.25%, 03/09/18[a]	EUR	650	982,979
ConvaTec Healthcare E SA
7.38%, 12/15/17 (Call 09/02/14)[a]	EUR	150	210,902
10.88%, 12/15/18 (Call 12/15/14)[a]	EUR	100	143,835
Dufry Finance SCA
4.50%, 07/15/22 (Call 07/15/17)[a]	EUR	200	276,565
Espirito Santo Financial Group SA
6.88%, 10/21/19[a]	EUR	200	10,537
Fiat Finance & Trade SA
4.75%, 03/22/21[a]	EUR	450	631,071
4.75%, 07/15/22[a]	EUR	300	420,401
6.38%, 04/01/16[a]	EUR	400	571,576
6.63%, 03/15/18[a]	EUR	700	1,044,309
6.75%, 10/14/19[a]	EUR	550	848,309
7.00%, 03/23/17[a]	EUR	400	592,279
7.38%, 07/09/18	EUR	300	462,614
7.75%, 10/17/16[a]	EUR	400	594,138
Findus Bondco SA
9.13%, 07/01/18 (Call 07/01/15)[a]	EUR	100	144,174
Finmeccanica Finance SA
4.50%, 01/19/21[a]	EUR	600	842,004
8.00%, 12/16/19[a]	GBP	250	489,501
FMC Finance VI SA
5.50%, 07/15/16[a]	EUR	100	144,934
FMC Finance VII SA
5.25%, 02/15/21[a]	EUR	200	307,125
FMC Finance VIII SA
5.25%, 07/31/19[a]	EUR	100	152,382
6.50%, 09/15/18[a]	EUR	250	394,718
Galapagos Holding SA
7.00%, 06/15/22 (Call 06/15/17)[a]	EUR	150	199,195
Gategroup Finance Luxembourg SA
6.75%, 03/01/19 (Call 03/01/15)[a]	EUR	200	280,980
GCS Holdco Finance I SA
6.50%, 11/15/18 (Call 11/15/15)[a]	EUR	200	280,757
Geo Debt Finance SCA
7.50%, 08/01/18 (Call 02/01/15)[a]	EUR	200	278,652
Gestamp Funding Luxembourg SA
5.88%, 05/31/20 (Call 05/31/16)[a]	EUR	300	420,801
Grand City Properties SA Series B
6.25%, 06/03/20 (Call 06/03/16)[a]	EUR	300	434,586
HeidelbergCement Finance BV
5.63%, 01/04/18	EUR	300	452,244
HeidelbergCement Finance Luxembourg SA
2.25%, 03/12/19[a]	EUR	350	474,739
3.25%, 10/21/20[a]	EUR	250	352,479
3.25%, 10/21/21[a]	EUR	300	420,978
4.00%, 03/08/16[a]	EUR	400	557,332
6.50%, 08/03/15[a]	EUR	150	211,502

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)		Value

6.75%, 12/15/15[a]	EUR	400	$575,343
7.50%, 04/03/20[a]	EUR	400	675,188
8.00%, 01/31/17[a]	EUR	500	775,271
8.50%, 10/31/19[a]	EUR	350	608,438
9.50%, 12/15/18[a]	EUR	200	349,887
Ineos Group Holdings SA
5.75%, 02/15/19 (Call 02/15/16)[a]	EUR	300	410,104
6.50%, 08/15/18 (Call 05/15/15)[a]	EUR	350	485,861
Intralot Capital Luxembourg SA
6.00%, 05/15/21 (Call 05/15/17)[a]	EUR	150	200,951
Intralot Finance Luxembourg SA
9.75%, 08/15/18 (Call 08/15/16)[a]	EUR	200	303,994
KION Finance SA
6.75%, 02/15/20 (Call 02/15/16)[a]	EUR	200	290,435
Magnolia BC SA
9.00%, 08/01/20 (Call 08/01/16)[a]	EUR	200	275,860
Ontex IV SA
7.50%, 04/15/18 (Call 09/01/14)[a]	EUR	100	139,072
PagesJaunes Finance & Co.
8.88%, 06/01/18 (Call 08/11/14)[a]	EUR	200	273,621
Picard Bondco SA
9.00%, 10/01/18 (Call 10/01/14)[a]	EUR	100	140,660
S&B Minerals Finance SCA/S&B Industrial Minerals North America Inc.
9.25%, 08/15/20 (Call 08/15/16)[a]	EUR	200	297,750
Servus Luxembourg Holding SCA
7.75%, 06/15/18 (Call 06/15/15)[a]	EUR	163	231,725
Spie BondCo 3 SCA
11.00%, 08/15/19 (Call 08/15/15)[a]	EUR	200	301,719
Sunrise Communications Holdings SA
8.50%, 12/31/18 (Call 12/31/14)[a]	EUR	400	564,663
Sunrise Communications International SA
7.00%, 12/31/17 (Call 09/01/14)[a]	EUR	200	280,704
Takko Luxembourg 2 S.C.A
9.88%, 04/15/19 (Call 04/15/16)[a]	EUR	200	251,544
Telenet Finance III Luxembourg SCA
6.63%, 02/15/21 (Call 02/15/16)[a]	EUR	200	286,800
Telenet Finance Luxembourg SCA
6.38%, 11/15/20 (Call 11/15/15)[a]	EUR	200	284,405
Telenet Finance V Luxembourg SCA
6.25%, 08/15/22 (Call 08/15/17)[a]	EUR	200	291,684
6.75%, 08/15/24 (Call 08/15/18)[a]	EUR	200	300,047
Wind Acquisition Finance SA
4.00%, 07/15/20 (Call 07/15/16)[a]	EUR	1,300	1,740,618
7.00%, 04/23/21 (Call 04/23/17)[a]	EUR	1,050	1,507,072

			33,682,616
NETHERLANDS — 9.12%
Brenntag Finance BV
5.50%, 07/19/18[a]	EUR	200	306,544
Carlson Wagonlit BV
7.50%, 06/15/19 (Call 06/15/15)[a]	EUR	100	144,143
Constellium NV
4.63%, 05/15/21 (Call 05/15/17)[a]	EUR	150	205,049
Deutsche Annington Finance BV
4.63%, 04/08/74 (Call 04/08/19)[a,c]	EUR	400	545,971
EDP Finance BV
2.63%, 04/15/19[a]	EUR	350	478,088
3.75%, 06/22/15[a]	EUR	150	205,105
4.13%, 06/29/20[a]	EUR	100	144,694
4.13%, 01/20/21[a]	EUR	350	502,217
4.63%, 06/13/16[a]	EUR	200	282,256

Security	Principal (000s)		Value

4.75%, 09/26/16[a]	EUR	600	$855,351
4.88%, 09/14/20[a]	EUR	500	748,737
5.75%, 09/21/17[a]	EUR	500	745,816
5.88%, 02/01/16[a]	EUR	550	783,827
Fresenius Finance BV
2.38%, 02/01/19[a]	EUR	200	275,512
2.88%, 07/15/20[a]	EUR	450	632,743
3.00%, 02/01/21[a]	EUR	200	281,194
4.00%, 02/01/24[a]	EUR	200	290,370
4.25%, 04/15/19[a]	EUR	300	445,086
Frigoglass Finance BV
8.25%, 05/15/18 (Call 05/15/15)[a]	EUR	100	140,606
Goodyear Dunlop Tires Europe BV
6.75%, 04/15/19 (Call 04/15/15)[a]	EUR	100	142,419
Grupo Antolin Dutch BV
4.75%, 04/01/21 (Call 04/01/17)[a]	EUR	250	341,736
Grupo Isolux Corsan Finance BV
6.63%, 04/15/21 (Call 04/15/17)[a]	EUR	500	670,951
Hema Bondco I BV
6.25%, 06/15/19 (Call 06/15/16)[a]	EUR	200	267,541
Hertz Holdings Netherlands BV
4.38%, 01/15/19[a]	EUR	400	545,993
InterXion Holding NV
6.00%, 07/15/20 (Call 07/15/16)[a]	EUR	300	423,477
OI European Group BV
4.88%, 03/31/21[a]	EUR	300	427,157
6.75%, 09/15/20[a]	EUR	200	313,092
Phoenix PIB Dutch Finance BV
3.13%, 05/27/20[a]	EUR	200	264,683
PortAventura Entertainment Barcelona BV
7.25%, 12/01/20 (Call 12/01/16)[a]	EUR	200	275,126
Refresco Gerber BV
7.38%, 05/15/18 (Call 09/01/14)[a]	EUR	200	281,114
Schaeffler Finance BV
2.75%, 05/15/19 (Call 05/15/16)[a]	EUR	250	333,580
3.25%, 05/15/19 (Call 05/15/16)[a]	EUR	350	466,444
3.50%, 05/15/22 (Call 05/15/17)[a]	EUR	350	466,837
4.25%, 05/15/18 (Call 05/15/15)[a]	EUR	300	413,964
7.75%, 02/15/17[a]	EUR	450	682,380
Selecta Group BV
6.50%, 06/15/20 (Call 12/15/16)[a]	EUR	200	274,359
SNS BANK NV
6.25%, 10/26/20[e]	EUR	50	0
Stork Technical Services Holdings BV
11.00%, 08/15/17 (Call 02/15/15)[a]	EUR	200	280,144
ThyssenKrupp Finance Nederland BV
8.50%, 02/25/16	EUR	500	742,757
Univeg Holding BV
7.88%, 11/15/20 (Call 11/15/16)[a]	EUR	200	262,364
UPC Holding BV
6.38%, 09/15/22 (Call 09/15/17)[a]	EUR	300	433,281
6.75%, 03/15/23 (Call 03/15/18)[a]	EUR	300	440,035
8.38%, 08/15/20 (Call 08/15/15)[a]	EUR	400	582,432
Ziggo Bond Co. BV
8.00%, 05/15/18 (Call 09/01/14)[a]	EUR	250	366,244

			17,711,419
NORWAY — 0.07%
Norske Skogindustrier ASA
7.00%, 06/26/17[a]	EUR	150	137,740

			137,740

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)		Value

PORTUGAL — 2.48%
Banco Comercial Portugues SA
3.38%, 02/27/17[a]	EUR	300	$402,778
Banco Espirito Santo SA
2.63%, 05/08/17[a]	EUR	400	474,476
3.88%, 01/21/15	EUR	150	189,075
4.00%, 01/21/19[a]	EUR	500	595,404
4.75%, 01/15/18[a]	EUR	300	368,224
5.88%, 11/09/15[a]	EUR	400	500,127
7.13%, 11/28/23 (Call 11/28/18)[a,c]	EUR	400	289,420
Brisa Concessao Rodoviaria SA
3.88%, 04/01/21[a]	EUR	100	139,364
4.50%, 12/05/16	EUR	400	566,866
6.88%, 04/02/18[a]	EUR	200	307,829
Caixa Geral de Depositos SA
5.63%, 12/04/15[a]	EUR	500	694,088
Portucel SA
5.38%, 05/15/20 (Call 05/15/16)[a]	EUR	200	284,492

			4,812,143
SPAIN — 5.30%
Abengoa Finance SAU
6.00%, 03/31/21[a]	EUR	300	413,636
8.88%, 02/05/18[a]	EUR	400	611,698
Abengoa SA
8.50%, 03/31/16	EUR	200	287,664
9.63%, 02/25/15[a]	EUR	200	277,301
Almirall SA
4.63%, 04/01/21 (Call 04/01/17)[a]	EUR	200	279,642
Banco de Sabadell SA
2.50%, 12/05/16	EUR	400	549,379
6.25%, 04/26/20	EUR	200	299,712
Bankia SA
3.50%, 01/17/19[a]	EUR	600	847,173
4.00%, 05/22/24 (Call 05/22/19)[a,c]	EUR	600	786,075
4.38%, 02/14/17	EUR	200	285,992
Bankinter SA
1.75%, 06/10/19[a]	EUR	200	268,210
6.38%, 09/11/19	EUR	150	231,146
BPE Financiaciones SA
2.50%, 02/01/17	EUR	500	678,143
2.88%, 05/19/16	EUR	600	818,233
4.00%, 07/17/15[a]	EUR	200	273,865
CaixaBank SA
5.00%, 11/14/23 (Call 11/14/18)[a,c]	EUR	600	866,340
Campofrio Food Group SA
8.25%, 10/31/16 (Call 09/01/14)[a]	EUR	125	173,193
Ence Energia y Celulosa SA
7.25%, 02/15/20 (Call 02/15/16)[a]	EUR	200	267,823
Mapfre SA
5.92%, 07/24/37 (Call 07/24/17)[c]	EUR	500	710,250
NH Hotel Group SA
6.88%, 11/15/19 (Call 11/15/17)[a]	EUR	300	441,018
Obrascon Huarte Lain SA
4.75%, 03/15/22 (Call 03/15/18)[a]	EUR	250	341,748
7.63%, 03/15/20 (Call 03/15/16)[a]	EUR	200	293,189
8.75%, 03/15/18 (Call 03/15/15)[a]	EUR	200	287,670

			10,289,100

Security	Principal (000s)		Value

SWEDEN — 0.90%
Ovako AB
6.50%, 06/01/19 (Call 06/01/16)[a]	EUR	150	$204,589
Perstorp Holding AB
9.00%, 05/15/17 (Call 05/15/15)[a]	EUR	100	144,392
SSAB AB
3.88%, 04/10/19[a]	EUR	200	265,928
Stena AB
6.13%, 02/01/17[a]	EUR	200	288,673
Unilabs Subholding AB
8.50%, 07/15/18 (Call 07/15/15)[a]	EUR	200	282,485
Verisure Holding AB
8.75%, 09/01/18 (Call 09/02/14)[a]	EUR	300	426,488
8.75%, 12/01/18 (Call 12/01/14)[a]	EUR	100	142,838

			1,755,393
UNITED KINGDOM — 13.21%
Algeco Scotsman Global Finance PLC
9.00%, 10/15/18 (Call 10/15/15)[a]	EUR	200	277,648
Alpha Credit Group PLC
3.38%, 06/17/17[a]	EUR	300	389,398
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 03/31/16)[a]	GBP	400	750,449
Bakkavor Finance (2) PLC
8.25%, 02/15/18 (Call 02/15/15)[b]	GBP	200	354,121
Boparan Finance PLC
4.38%, 07/15/21 (Call 07/15/17)[a]	EUR	150	189,371
5.25%, 07/15/19 (Call 07/15/16)[a]	GBP	150	238,050
5.50%, 07/15/21 (Call 07/15/17)[a]	GBP	200	314,868
British Airways PLC
8.75%, 08/23/16	GBP	175	325,549
Care UK
9.75%, 08/01/17 (Call 09/01/14)[b]	GBP	150	264,918
Co-Operative Bank PLC
2.38%, 10/23/15[a]	EUR	200	260,018
5.13%, 09/20/17	GBP	200	334,283
Co-Operative Group Ltd.
6.88%, 07/08/20[a,d]	GBP	100	176,427
EC Finance PLC
5.13%, 07/15/21 (Call 01/15/17)[a]	EUR	144	193,057
9.75%, 08/01/17 (Call 08/18/14)[a]	EUR	200	280,804
Eco-Bat Finance PLC
7.75%, 02/15/17 (Call 09/01/14)[a]	EUR	200	274,457
Elli Finance UK PLC
8.75%, 06/15/19 (Call 06/15/15)[b]	GBP	200	367,205
ERB Hellas PLC
4.25%, 06/26/18[a]	EUR	310	405,622
Gala Group Finance PLC
8.88%, 09/01/18 (Call 09/01/14)[b]	GBP	315	563,723
Infinis PLC
7.00%, 02/15/19 (Call 02/15/16)[b]	GBP	200	356,231
International Personal Finance PLC
5.75%, 04/07/21[a]	EUR	150	204,753
Jaguar Land Rover Automotive PLC
5.00%, 02/15/22[a]	GBP	300	506,490
8.25%, 03/15/20 (Call 03/15/16)[b]	GBP	200	373,519
Kerling PLC
10.63%, 02/01/17 (Call 09/01/14)[a]	EUR	350	494,853
Lowell Group Financing PLC
10.75%, 04/01/19 (Call 04/01/15)[a]	GBP	100	189,090

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)		Value

Matalan Finance PLC
6.88%, 06/01/19 (Call 05/30/16)[b]	GBP	200	$323,309
NBG Finance PLC
4.38%, 04/30/19[a]	EUR	600	783,132
New Look Bondco I PLC
8.75%, 05/14/18 (Call 05/14/15)[a]	GBP	300	534,347
Odeon & UCI Finco PLC
9.00%, 08/01/18 (Call 08/11/14)[b]	GBP	300	513,355
OTE PLC
3.50%, 07/09/20	EUR	400	524,947
4.63%, 05/20/16[a]	EUR	300	415,449
7.25%, 02/12/15[a]	EUR	95	130,606
7.88%, 02/07/18[a]	EUR	550	845,365
Phones4u Finance PLC
9.50%, 04/01/18 (Call 09/01/14)[b]	GBP	300	518,519
Piraeus Group Finance PLC
5.00%, 03/27/17[a]	EUR	300	406,642
PPC Finance PLC
5.50%, 05/01/19 (Call 05/01/16)[a]	EUR	300	401,701
Premier Foods Finance PLC
6.50%, 03/15/21 (Call 03/15/17)[a]	GBP	100	163,765
6.50%, 03/15/21 (Call 03/15/17)[b]	GBP	150	245,648
Priory Group No. 3 PLC
7.00%, 02/15/18 (Call 09/01/14)[b]	GBP	325	572,017
R&R Ice Cream PLC
5.50%, 05/15/20 (Call 05/15/16)[a]	GBP	150	248,813
Rexam PLC
6.75%, 06/29/67 (Call 06/29/17)[a,c]	EUR	450	630,399
Royal Bank of Scotland Group PLC
3.63%, 03/25/24 (Call 03/25/19)[a,c]	EUR	600	815,431
4.63%, 09/22/21 (Call 09/22/16)[a,c]	EUR	550	757,322
Royal Bank of Scotland PLC (The)
4.35%, 01/23/17[a]	EUR	450	636,179
6.93%, 04/09/18[a]	EUR	1,200	1,858,081
Stonegate Pub Co. Financing PLC
5.75%, 04/15/19 (Call 04/15/16)[b]	GBP	300	509,731
Stretford 79 PLC
6.25%, 07/15/21 (Call 07/15/17)[a]	GBP	250	414,689
Thomas Cook Finance PLC
7.75%, 06/15/20 (Call 06/15/16)[a]	EUR	300	428,829
Thomas Cook Group PLC
6.75%, 06/22/15[a]	EUR	150	206,922
7.75%, 06/22/17[a]	GBP	150	272,238
Titan Global Finance PLC
4.25%, 07/10/19[a]	EUR	125	166,088
Towergate Finance PLC
10.50%, 02/15/19 (Call 02/15/15)[b]	GBP	100	156,590
10.50%, 02/15/19 (Call 02/15/15)[a]	GBP	100	156,590
Virgin Media Finance PLC
7.00%, 04/15/23 (Call 04/15/18)[a]	GBP	100	181,914
8.88%, 10/15/19 (Call 10/15/14)[a]	GBP	100	177,815
Virgin Media Secured Finance PLC
5.50%, 01/15/21	GBP	300	519,152
5.50%, 01/15/25 (Call 01/15/19)[b]	GBP	250	427,900
6.00%, 04/15/21 (Call 04/15/17)	GBP	100	172,207
6.00%, 04/15/21 (Call 04/15/17)[a]	GBP	600	1,033,239
6.25%, 03/28/29 (Call 01/15/21)[a]	GBP	400	702,333
Vougeot Bidco PLC
Series 144
7.88%, 07/15/20 (Call 07/15/16)[b]	GBP	100	177,271
7.88%, 07/15/20 (Call 07/15/16)[a]	GBP	100	177,271

Security	Principal or Shares (000s)		Value

William Hill PLC
7.13%, 11/11/16 [a]	GBP	200	$366,361

			25,657,071
UNITED STATES — 1.19%
Allied Nevada Gold Corp.
8.75%, 06/01/19 (Call 06/01/16)[b]	CAD	175	118,955
Axalta Coating Systems U.S. Holdings Inc./Axalta Coating Systems Dutch Holding BV
5.75%, 02/01/21 (Call 02/01/16)[a]	EUR	100	142,163
Belden Inc.
5.50%, 04/15/23 (Call 04/15/18)[a]	EUR	200	277,635
Chesapeake Energy Corp.
6.25%, 01/15/17[a]	EUR	200	290,640
Fiat Finance North America Inc.
5.63%, 06/12/17[a]	EUR	450	648,863
Fresenius Medical Care US Finance II Inc.
8.75%, 07/15/15[a]	EUR	100	144,139
Huntsman International LLC
5.13%, 04/15/21[a]	EUR	200	280,320
Iron Mountain Inc.
6.75%, 10/15/18 (Call 08/14/14)[a]	EUR	100	134,141
Jarden Corp.
3.75%, 10/01/21[a]	EUR	200	265,433

			2,302,289
TOTAL CORPORATE BONDS & NOTES
(Cost: $188,220,639)			188,155,542

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]		7	6,951

			6,951

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,951)			6,951

TOTAL INVESTMENTS IN SECURITIES — 96.91%
(Cost: $188,227,590)			188,162,493
Other Assets, Less Liabilities — 3.09%			5,986,965

NET ASSETS — 100.00%			$194,149,458

CAD   —   Canadian Dollar

EUR   —   Euro

GBP   —   British Pound

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

20

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2014

Security		Principal (000s)	Value

CORPORATE BONDS & NOTES — 95.95%

AUSTRALIA — 0.44%
FMG Resources (August 2006) Pty Ltd.
6.88%, 02/01/18 (Call 09/29/14)[a,b]	USD	$250	$261,250
6.88%, 04/01/22 (Call 04/01/17)[a,b]	USD	100	106,000
8.25%, 11/01/19 (Call 11/01/15)[a,b]	USD	100	107,625

			474,875

BELGIUM — 0.15%
Barry Callebaut Services NV
5.63%, 06/15/21[c]	EUR	100	156,559

			156,559

BERMUDA — 0.18%
Aircastle Ltd.
5.13%, 03/15/21	USD	25	25,188
6.25%, 12/01/19	USD	50	53,812
6.75%, 04/15/17	USD	100	109,067

			188,067

CANADA — 3.11%
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[a]	USD	50	53,473
7.63%, 10/01/19 (Call 10/01/16)[a]	CAD	50	49,143
7.75%, 04/15/21[a]	USD	25	25,938
Armtec Holdings Ltd.
8.88%, 09/22/17 (Call 09/02/14)	CAD	6	3,830
Athabasca Oil Corp.
7.50%, 11/19/17 (Call 11/19/14)[c]	CAD	100	90,938
Baytex Energy Corp.
6.63%, 07/19/22 (Call 07/19/17)	CAD	50	49,373
Bombardier Inc.
4.75%, 04/15/19[a]	USD	100	97,440
5.75%, 03/15/22[a,b]	USD	50	49,250
6.00%, 10/15/22 (Call 04/15/17)[a,b]	USD	75	73,594
6.13%, 05/15/21[c]	EUR	100	145,675
6.13%, 01/15/23[a]	USD	100	98,250
7.75%, 03/15/20[a,b]	USD	150	162,375
Brookfield Residential Properties Inc.
6.13%, 07/01/22 (Call 07/01/17)[a,b]	USD	25	25,625
6.50%, 12/15/20 (Call 12/15/15)[a]	USD	100	104,250
Canadian Energy Services & Technology Corp.
7.38%, 04/17/20 (Call 04/17/17)	CAD	50	48,569
Cascades Inc.
5.50%, 07/15/21 (Call 07/15/17)[a]	CAD	25	22,604
Centric Health Corp.
8.63%, 04/18/18 (Call 04/18/16)	CAD	20	15,662
Corus Entertainment Inc.
4.25%, 02/11/20[c]	CAD	50	45,584
First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 02/15/17)[a]	USD	85	87,125
7.00%, 02/15/21 (Call 02/15/18)[a,b]	USD	185	190,087

Security		Principal (000s)	Value

Gateway Casinos & Entertainment Ltd.
8.50%, 11/26/20 (Call 11/26/16)[a]	CAD	50	$46,732
Gibson Energy Inc.
5.38%, 07/15/22 (Call 07/15/17)[a]	CAD	25	22,964
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[a]	CAD	50	48,340
Kodiak Oil & Gas Corp.
5.50%, 02/01/22 (Call 08/01/17)	USD	50	52,403
8.13%, 12/01/19 (Call 12/01/15)	USD	50	54,900
Mattamy Group Corp.
6.88%, 11/15/20 (Call 11/15/15)[a]	CAD	50	46,962
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[a]	USD	100	103,683
6.50%, 03/15/21 (Call 03/15/15)[a]	USD	100	103,275
7.00%, 03/31/24 (Call 09/30/18)[a]	USD	75	79,909
Newalta Corp. Series 2
7.75%, 11/14/19 (Call 11/14/15)	CAD	22	21,775
Novelis Inc.
8.75%, 12/15/20 (Call 12/15/15)	USD	150	162,375
NRL Energy Investments Ltd.
8.25%, 04/13/18 (Call 04/13/15)	CAD	25	20,897
Paramount Resources Ltd.
7.63%, 12/04/19 (Call 12/04/15)	CAD	50	48,399
8.25%, 12/13/17 (Call 09/26/14)	CAD	50	47,812
Postmedia Network Inc.
8.25%, 08/16/17 (Call 08/16/15)[a]	CAD	45	42,853
Precision Drilling Corp.
6.63%, 11/15/20 (Call 11/15/15)	USD	100	105,500
Quebecor Media Inc.
6.63%, 01/15/23[a]	CAD	50	47,880
7.38%, 01/15/21 (Call 01/15/16)	CAD	100	99,320
Russel Metals Inc.
6.00%, 04/19/22 (Call 04/19/17)[a]	CAD	50	47,306
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)	USD	100	103,500
9.00%, 11/15/18 (Call 11/15/15)[a]	CAD	25	23,539
Videotron Ltd.
5.00%, 07/15/22	USD	100	101,000
5.38%, 06/15/24 (Call 03/15/24)	USD	50	50,500
Videotron Ltee
5.63%, 06/15/25 (Call 03/15/25)	CAD	25	23,144
VPII Escrow Corp./Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (Call 08/15/15)	USD	150	158,813
7.50%, 07/15/21 (Call 07/15/16)	USD	150	162,562
YPG Financing Inc.
9.25%, 11/30/18 (Call 09/26/14)[a]	CAD	51	49,764

			3,314,892

CAYMAN ISLANDS — 0.60%
Offshore Group Investments Ltd.
7.13%, 04/01/23 (Call 04/01/18)	USD	75	74,337
7.50%, 11/01/19 (Call 11/01/15)	USD	100	103,030
UPCB Finance II Ltd.
6.38%, 07/01/20 (Call 07/01/15)	EUR	100	141,243
UPCB Finance III Ltd.
6.63%, 07/01/20 (Call 07/01/15)	USD	150	157,313
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)	USD	150	163,500

			639,423

21

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2014

Security		Principal (000s)	Value

FINLAND — 0.36%
Nokia OYJ
5.38%, 05/15/19	USD	75	$79,842
6.75%, 02/04/19[c]	EUR	100	159,055
Stora Enso OYJ
5.00%, 03/19/18[c]	EUR	100	145,507

			384,404

FRANCE — 5.12%
BPCE SA
12.50%, 08/29/49 (Call 09/30/19)[a,d]	USD	100	137,000
CGG SA
5.88%, 05/15/20 (Call 05/15/17)[c]	EUR	100	133,780
6.88%, 01/15/22 (Call 07/15/17)[a]	USD	200	192,500
CMA CGM SA
8.75%, 12/15/18 (Call 12/15/15)[c]	EUR	100	137,981
Credit Agricole SA
6.64%, 05/29/49 (Call 05/31/17)[a,b,d]	USD	100	106,000
Crown European Holdings SA
4.00%, 07/15/22 (Call 04/15/22)	EUR	100	135,274
Faurecia SA
9.38%, 12/15/16	EUR	100	156,604
Groupama SA
7.88%, 10/27/39 (Call 10/27/19)[d]	EUR	50	74,950
Italcementi Finance SA
6.63%, 03/19/20[c,e]	EUR	50	77,458
La Financiere Atalian SAS
7.25%, 01/15/20 (Call 01/15/17)[c]	EUR	100	144,843
Lafarge SA
4.75%, 09/30/20[c]	EUR	100	153,904
5.38%, 06/26/17[c]	EUR	200	297,683
6.50%, 07/15/16	USD	100	108,960
6.63%, 11/29/18[c]	EUR	100	158,085
6.75%, 12/16/19[c]	EUR	100	161,564
Loxam SAS
4.88%, 07/23/21 (Call 07/23/17)[c]	EUR	100	133,256
Medi-Partenaires SAS
7.00%, 05/15/20 (Call 05/15/16)[c]	EUR	100	140,657
Nexans SA
5.75%, 05/02/17	EUR	50	71,834
Numericable Group SA
4.88%, 05/15/19 (Call 05/15/16)[a]	USD	400	402,000
5.38%, 05/15/22 (Call 05/15/17)[c]	EUR	100	138,915
5.63%, 05/15/24 (Call 05/15/19)[c]	EUR	100	139,924
6.00%, 05/15/22 (Call 05/15/17)[a]	USD	200	201,000
6.25%, 05/15/24 (Call 05/15/19)[a]	USD	200	201,000
Peugeot SA
5.00%, 10/28/16	EUR	100	142,235
5.63%, 06/29/15	EUR	75	104,171
5.63%, 07/11/17	EUR	50	72,757
6.50%, 01/18/19[c]	EUR	100	152,388
6.88%, 03/30/16[c]	EUR	50	72,388
7.38%, 03/06/18[c]	EUR	100	154,336
Renault SA
3.13%, 03/05/21[c]	EUR	100	141,471
4.63%, 05/25/16[c]	EUR	100	141,744
4.63%, 09/18/17[c]	EUR	100	146,131
Rexel SA
5.13%, 06/15/20 (Call 06/15/16)[c]	EUR	100	142,597
6.13%, 12/15/19 (Call 12/15/15)	USD	200	207,000

Security		Principal (000s)	Value

SGD Group SAS
5.63%, 05/15/19 (Call 10/15/15)[c]	EUR	100	$136,901
Societe Generale
5.92%, 12/31/49 (Call 04/05/17)[d]	USD	100	106,550
Tereos Finance Groupe I
4.25%, 03/04/20 (Call 03/04/19)	EUR	100	136,922

			5,462,763

GERMANY — 2.42%
Bayerische Landbank
5.75%, 10/23/17	EUR	100	148,538
Commerzbank AG
7.75%, 03/16/21	EUR	200	329,034
8.13%, 09/19/23[a]	USD	200	236,400
Deutsche Lufthansa AG
6.50%, 07/07/16	EUR	100	147,636
Deutsche Raststaetten Gruppe IV GmbH
6.75%, 12/30/20 (Call 12/30/16)[c]	EUR	100	141,884
Franz Haniel & Cie GmbH
5.88%, 02/01/17	EUR	100	148,786
Hapag-Lloyd AG
9.00%, 10/15/15 (Call 10/15/14)[c]	EUR	79	109,351
Heidelberger Druckmaschinen AG
9.25%, 04/15/18 (Call 09/01/14)[c]	EUR	50	71,040
Hornbach Baumarkt AG
3.88%, 02/15/20[c]	EUR	50	71,624
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	50	75,069
Techem Energy Metering Service GmbH & Co. KG
6.13%, 10/01/19 (Call 10/01/15)[c]	EUR	100	142,720
ThyssenKrupp AG
3.13%, 10/25/19 (Call 07/25/19)[c]	EUR	100	139,318
4.00%, 08/27/18	EUR	75	107,726
4.38%, 02/28/17	EUR	100	142,330
Trionista TopCo GmbH
6.88%, 04/30/21 (Call 04/30/16)[c]	EUR	100	141,661
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 09/15/22 (Call 09/15/17)[c]	EUR	100	143,066
5.75%, 01/15/23 (Call 01/15/18)	EUR	100	144,591
7.50%, 03/15/19 (Call 03/15/15)[c]	EUR	100	141,995

			2,582,769

IRELAND — 2.03%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 05/15/19[a]	USD	150	147,750
4.50%, 05/15/21[a]	USD	150	147,750
Allied Irish Banks PLC
2.75%, 04/16/19[c]	EUR	100	134,967
Ardagh Glass Finance PLC
7.13%, 06/15/17 (Call 08/01/14)[c]	EUR	50	67,673
Ardagh Packaging Finance PLC
9.13%, 10/15/20 (Call 10/15/15)[a]	USD	200	216,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 01/15/22 (Call 06/30/17)[c]	EUR	100	131,191
Bank of Ireland
4.25%, 06/11/24 (Call 06/11/19)[c,d]	EUR	100	130,567
Governor & Co. of the Bank of Ireland (The)
2.75%, 06/05/16	EUR	100	135,837
3.25%, 01/15/19[c]	EUR	100	139,222

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2014

Security		Principal (000s)	Value

Grifols Worldwide Operations Ltd.
5.25%, 04/01/22 (Call 04/01/17)[a]	USD	200	$201,000
Inaer Aviation Finance Ltd.
9.50%, 08/01/17 (Call 08/01/15)[c]	EUR	50	69,875
Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 09/26/14)[c]	EUR	100	142,388
8.88%, 12/01/18 (Call 09/29/14)[a]	USD	200	212,500
Rottapharm Ltd.
6.13%, 11/15/19 (Call 11/15/15)[c]	EUR	100	144,058
Smurfit Kappa Acquisitions
4.13%, 01/30/20[c]	EUR	100	140,546

			2,161,824

ITALY — 4.73%
Astaldi SpA
7.13%, 12/01/20 (Call 12/01/16)[c]	EUR	100	143,969
Banca Monte dei Paschi di Siena SpA
3.63%, 04/01/19[c]	EUR	200	272,404
5.00%, 04/21/20[c]	EUR	100	138,791
Banca Popolare di Milano Scarl
7.13%, 03/01/21[c]	EUR	100	151,898
Banca Popolare di Vicenza
6.75%, 02/27/15	EUR	100	137,483
Banco Popolare SC
2.38%, 01/22/18	EUR	100	133,430
3.50%, 03/14/19[c]	EUR	100	136,494
3.75%, 01/28/16[c]	EUR	200	274,089
5.47%, 11/12/16[c]	EUR	50	69,743
6.00%, 11/05/20	EUR	50	72,308
Buzzi Unicem SpA
5.13%, 12/09/16[c]	EUR	50	71,851
Enel SpA
5.00%, 01/15/75 (Call 01/15/20)[c,d]	EUR	100	139,248
6.50%, 01/10/74 (Call 01/10/19)[d]	EUR	100	146,366
8.75%, 09/24/73 (Call 09/24/23)[a,d]	USD	200	235,500
GTECH SpA
8.25%, 03/31/66 (Call 03/31/16)[c,d]	EUR	50	71,700
Intesa Sanpaolo SpA
6.63%, 09/13/23[c]	EUR	108	177,238
Manutencoop Facility Management SpA
8.50%, 08/01/20 (Call 08/01/16)[c]	EUR	100	142,832
Snai SpA
7.63%, 06/15/18 (Call 12/15/15)[c]	EUR	100	143,449
TeamSystem Holding SpA
7.38%, 05/15/20 (Call 05/15/16)[c]	EUR	100	140,841
Telecom Italia SpA
4.00%, 01/21/20[c]	EUR	100	140,251
4.50%, 01/25/21[c]	EUR	100	143,054
4.75%, 05/25/18[c]	EUR	100	145,190
4.88%, 09/25/20[c]	EUR	100	145,881
5.25%, 02/10/22[c]	EUR	100	147,082
5.30%, 05/30/24	USD	200	194,688
5.38%, 01/29/19[c]	EUR	100	148,483
6.13%, 12/14/18	EUR	100	152,974
6.38%, 06/24/19	GBP	100	181,900
7.00%, 01/20/17[c]	EUR	100	150,306
UniCredit SpA
3.95%, 02/01/16	EUR	150	206,062
6.70%, 06/05/18	EUR	50	75,494
Unipol Gruppo Finanziario SpA
4.38%, 03/05/21[c]	EUR	100	142,943

Security		Principal (000s)	Value

Veneto Banca SCPA
4.00%, 07/31/15[c]	EUR	100	$135,399
4.00%, 01/20/17[c]	EUR	100	135,791

			5,045,132

JAPAN — 0.32%
SoftBank Corp.
4.50%, 04/15/20	USD	200	201,500
4.63%, 04/15/20[c]	EUR	100	142,553

			344,053

JERSEY — 0.17%
AA Bond Co. Ltd.
9.50%, 07/31/43 (Call 01/31/16)[c]	GBP	100	186,979

			186,979

LUXEMBOURG — 8.24%
Altice Financing SA
6.50%, 01/15/22 (Call 12/15/16)[a]	USD	200	207,500
Altice SA
7.25%, 05/15/22 (Call 05/15/17)[c]	EUR	200	276,933
7.75%, 05/15/22 (Call 05/15/17)[a]	USD	225	232,594
ArcelorMittal SA
2.88%, 07/06/20[c]	EUR	100	133,990
5.00%, 02/25/17	USD	150	155,213
5.75%, 08/05/20	USD	100	104,504
5.88%, 11/17/17	EUR	200	297,817
6.00%, 03/01/21[b]	USD	100	103,958
6.13%, 06/01/18	USD	300	321,536
6.75%, 02/25/22	USD	50	54,252
10.35%, 06/01/19	USD	150	187,125
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II
5.63%, 12/15/16 (Call 12/15/15)[a,b]	USD	25	25,125
6.00%, 06/15/17 (Call 06/15/16)[a]	USD	50	49,500
CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)	USD	90	96,794
Cirsa Funding Luxembourg SA
8.75%, 05/15/18 (Call 09/01/14)[c]	EUR	50	68,198
CNH Industrial Finance Europe SA
6.25%, 03/09/18[c]	EUR	200	302,455
ConvaTec Healthcare E SA
7.38%, 12/15/17 (Call 09/02/14)[c]	EUR	100	140,601
Fiat Finance & Trade SA
4.75%, 03/22/21[c]	EUR	100	140,238
4.75%, 07/15/22[c]	EUR	100	140,134
6.38%, 04/01/16[c]	EUR	100	142,894
6.63%, 03/15/18	EUR	150	223,781
6.75%, 10/14/19[c]	EUR	100	154,238
7.00%, 03/23/17[c]	EUR	100	148,070
7.75%, 10/17/16	EUR	100	148,534
Finmeccanica Finance SA
4.50%, 01/19/21	EUR	100	140,334
FMC Finance VIII SA
5.25%, 07/31/19[c]	EUR	50	76,191
GCS Holdco Finance I SA
6.50%, 11/15/18 (Call 11/15/15)[c]	EUR	100	140,378
HeidelbergCement Finance Luxembourg SA
3.25%, 10/21/21[c]	EUR	150	210,489
8.00%, 01/31/17[c]	EUR	200	310,108

23

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2014

Security		Principal (000s)	Value

8.50%, 10/31/19[c]	EUR	100	$173,839
Ineos Group Holdings SA
6.50%, 08/15/18 (Call 05/15/15)[c]	EUR	100	138,818
Intelsat (Luxembourg) SA
6.75%, 06/01/18 (Call 06/01/15)	USD	100	104,000
7.75%, 06/01/21 (Call 06/01/17)	USD	100	102,500
8.13%, 06/01/23 (Call 06/01/18)[b]	USD	100	104,500
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)	USD	145	139,200
6.63%, 12/15/22 (Call 12/15/17)	USD	200	200,000
7.25%, 04/01/19 (Call 04/01/15)[b]	USD	100	105,125
7.25%, 10/15/20 (Call 10/15/15)	USD	100	106,000
7.50%, 04/01/21 (Call 04/01/16)	USD	150	160,125
Intralot Finance Luxembourg SA
9.75%, 08/15/18 (Call 08/15/16)	EUR	100	151,997
KION Finance SA
6.75%, 02/15/20 (Call 02/15/16)[c]	EUR	100	145,218
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.75%, 08/01/22	USD	50	50,250
Millicom International Cellular SA
6.63%, 10/15/21 (Call 10/15/17)	USD	200	211,500
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)	USD	100	102,375
NII International Telecom SCA
7.88%, 08/15/19 (Call 02/15/17)[b]	USD	50	41,750
11.38%, 08/15/19 (Call 02/15/17)[b]	USD	100	84,500
Ontex IV SA
7.50%, 04/15/18 (Call 09/26/14)	EUR	100	139,072
Pacific Drilling SA
5.38%, 06/01/20 (Call 06/01/16)[a,b]	USD	100	95,750
Spie BondCo 3 SCA
11.00%, 08/15/19 (Call 08/15/15)[c]	EUR	100	150,859
Sunrise Communications Holdings SA
8.50%, 12/31/18 (Call 12/31/14)[c]	EUR	100	141,166
Telecom Italia Capital SA
7.00%, 06/04/18		100	113,250
7.18%, 06/18/19	USD	100	113,330
Telenet Finance V Luxembourg SCA
6.25%, 08/15/22 (Call 08/15/17)[c]	EUR	100	145,842
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 08/01/15)	USD	118	124,490
Wind Acquisition Finance SA
4.00%, 07/15/20 (Call 07/15/16)[c]	EUR	150	200,840
7.00%, 04/23/21 (Call 04/23/17)[c]	EUR	200	287,061
7.38%, 04/23/21 (Call 04/23/17)	USD	400	422,000

			8,788,841

NETHERLANDS — 3.10%
Deutsche Annington Finance BV
4.63%, 04/08/74 (Call 04/08/19)[c,d]	EUR	100	136,493
EDP Finance BV
3.75%, 06/22/15	EUR	100	136,737
4.13%, 01/20/21[c]	EUR	100	143,490
4.75%, 09/26/16[c]	EUR	100	142,558
4.90%, 10/01/19[a]	USD	250	259,700
5.75%, 09/21/17[c]	EUR	150	223,745
Fresenius Finance BV
4.00%, 02/01/24[c]	EUR	100	145,185
4.25%, 04/15/19[c]	EUR	100	148,362
Grupo Isolux Corsan Finance BV
6.63%, 04/15/21 (Call 04/15/17)[c]	EUR	100	134,190

Security		Principal (000s)	Value

InterXion Holding NV
6.00%, 07/15/20 (Call 07/15/16)[c]	EUR	100	$141,159
NXP BV/NXP Funding LLC
3.75%, 06/01/18	USD	200	199,500
OI European Group BV
6.75%, 09/15/20[c]	EUR	100	156,546
Phoenix PIB Dutch Finance BV
3.13%, 05/27/20	EUR	100	132,342
Schaeffler Finance BV
3.25%, 05/15/19 (Call 05/15/16)[c]	EUR	100	133,270
4.75%, 05/15/21 (Call 05/15/16)[a]	USD	200	203,000
7.75%, 02/15/17[c]	EUR	100	151,640
Sensata Technologies BV
4.88%, 10/15/23	USD	25	24,750
6.50%, 05/15/19 (Call 05/15/15)[b]	USD	100	104,500
ThyssenKrupp Finance Nederland BV
8.50%, 02/25/16	EUR	150	222,827
UPC Holding BV
6.75%, 03/15/23 (Call 03/15/18)[c]	EUR	100	146,678
8.38%, 08/15/20 (Call 08/15/15)[c]	EUR	50	72,804
Ziggo Bond Co. BV
8.00%, 05/15/18 (Call 09/26/14)[c]	EUR	100	146,498

			3,305,974

NORWAY — 0.04%
Norske Skogindustrier ASA
7.00%, 06/26/17[c]	EUR	50	45,913

			45,913

PORTUGAL — 0.62%
Banco Espirito Santo SA
2.63%, 05/08/17[c]	EUR	100	118,619
5.88%, 11/09/15[c]	EUR	100	125,032
7.13%, 11/28/23 (Call 11/28/18)[c,d]	EUR	100	72,355
Brisa Concessao Rodoviaria SA
3.88%, 04/01/21[c]	EUR	100	139,364
4.50%, 12/05/16	EUR	50	70,858
Caixa Geral de Depositos SA
5.63%, 12/04/15[c]	EUR	100	138,817

			665,045

SINGAPORE — 0.19%
Flextronics International Ltd.
4.63%, 02/15/20	USD	200	202,000

			202,000

SPAIN — 1.32%
Abengoa Finance SAU
8.88%, 02/05/18[c]	EUR	100	152,924
Abengoa SA
8.50%, 03/31/16	EUR	50	71,916
Banco de Sabadell SA
6.25%, 04/26/20	EUR	50	74,928
Bankia SA
4.00%, 05/22/24 (Call 05/22/19)[c,d]	EUR	100	131,013
4.38%, 02/14/17	EUR	100	142,996
Bankinter SA
6.38%, 09/11/19	EUR	100	154,097

24

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2014

Security		Principal (000s)	Value

BBVA International Preferred SAU
5.92%, 04/29/49 (Call 04/18/17)[d]	USD	50	$52,250
BPE Financiaciones SA
2.88%, 05/19/16	EUR	100	136,372
4.00%, 07/17/15[c]	EUR	100	136,933
CaixaBank SA
5.00%, 11/14/23 (Call 11/14/18)[c,d]	EUR	100	144,390
Mapfre SA
5.92%, 07/24/37 (Call 07/24/17)[d]	EUR	50	71,025
Obrascon Huarte Lain SA
7.38%, 04/28/15[c]	EUR	100	138,633

			1,407,477

SWEDEN — 0.13%
Verisure Holding AB
8.75%, 09/01/18 (Call 09/02/14)	EUR	100	142,163

			142,163

UNITED KINGDOM — 6.13%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[a,b]	USD	200	205,500
9.00%, 10/15/18 (Call 10/15/15)[c]	EUR	100	138,824
Alpha Credit Group PLC
3.38%, 06/17/17[c]	EUR	100	129,799
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 03/31/16)[c]	GBP	100	187,612
Boparan Finance PLC
4.38%, 07/15/21 (Call 07/15/17)	EUR	100	126,248
British Airways PLC
8.75%, 08/23/16	GBP	50	93,014
Co-Operative Bank PLC
5.13%, 09/20/17	GBP	50	83,571
EC Finance PLC
9.75%, 08/01/17 (Call 08/18/14)[c]	EUR	100	140,402
Eco-Bat Finance PLC
7.75%, 02/15/17 (Call 09/26/14)	EUR	100	137,229
ERB Hellas PLC
4.25%, 06/26/18[c]	EUR	100	130,846
Ineos Finance PLC
7.50%, 05/01/20 (Call 05/01/15)[a,b]	USD	200	215,000
Infinis PLC
7.00%, 02/15/19 (Call 02/15/16)[a]	GBP	100	178,116
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/15/17)[a]	USD	100	100,000
Jaguar Land Rover Automotive PLC
8.13%, 05/15/21 (Call 05/15/16)	USD	150	166,212
8.25%, 03/15/20 (Call 03/15/16)	GBP	100	186,760
Kerling PLC
10.63%, 02/01/17 (Call 09/26/14)[c]	EUR	50	70,693
Matalan Finance PLC
6.88%, 06/01/19 (Call 05/30/16)	GBP	100	161,655
NBG Finance PLC
4.38%, 04/30/19[c]	EUR	100	130,522
New Look Bondco I PLC
8.75%, 05/14/18 (Call 05/14/15)	GBP	100	178,116
Odeon & UCI Finco PLC
9.00%, 08/01/18 (Call 08/11/14)	GBP	100	171,118
OTE PLC
4.63%, 05/20/16	EUR	150	207,724
Paragon Offshore Ltd.

Security		Principal (000s)	Value

6.75%, 07/15/22 (Call 07/15/18)[a]	USD	50	$48,250
7.25%, 08/15/24 (Call 08/15/19)[a]	USD	50	47,750
Phones4u Finance PLC
9.50%, 04/01/18 (Call 09/26/14)	GBP	100	172,840
Piraeus Group Finance PLC
5.00%, 03/27/17[c]	EUR	100	135,547
PPC Finance PLC
5.50%, 05/01/19 (Call 05/01/16)[c]	EUR	100	133,900
Priory Group No. 3 PLC
7.00%, 02/15/18 (Call 09/01/14)	GBP	100	176,005
Rexam PLC
6.75%, 06/29/67 (Call 06/29/17)[c,d]	EUR	50	70,044
Royal Bank of Scotland Group PLC
3.63%, 03/25/24 (Call 03/25/19)[c,d]	EUR	100	135,905
4.63%, 09/22/21 (Call 09/22/16)[d]	EUR	100	137,695
5.13%, 05/28/24	USD	200	200,050
6.00%, 12/19/23	USD	150	159,977
6.10%, 06/10/23	USD	75	80,658
6.13%, 12/15/22	USD	250	269,209
Royal Bank of Scotland PLC (The)
4.35%, 01/23/17	EUR	100	141,373
6.93%, 04/09/18	EUR	100	154,840
Stretford 79 PLC
6.25%, 07/15/21 (Call 07/15/17)[c]	GBP	100	165,875
Thomas Cook Finance PLC
7.75%, 06/15/20 (Call 06/15/16)[c]	EUR	100	142,943
Tullow Oil PLC
6.25%, 04/15/22 (Call 04/15/17)	USD	200	202,500
Virgin Media Finance PLC
8.38%, 10/15/19 (Call 10/15/14)	USD	100	104,802
Virgin Media Secured Finance PLC
5.38%, 04/15/21 (Call 04/15/17)	USD	200	203,500
5.50%, 01/15/21	GBP	100	173,051
5.50%, 01/15/25 (Call 01/15/19)	GBP	100	171,160
6.00%, 04/15/21 (Call 04/15/17)[c]	GBP	100	172,206

			6,539,041

UNITED STATES — 56.55%
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	USD	100	103,374
4.88%, 03/15/24 (Call 03/15/19)	USD	150	155,011
6.13%, 07/15/22 (Call 01/15/17)	USD	50	53,499
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[a]	USD	125	131,562
6.13%, 09/15/23 (Call 09/15/18)[a]	USD	100	107,750
ADT Corp. (The)
2.25%, 07/15/17	USD	100	98,484
3.50%, 07/15/22[b]	USD	75	66,199
4.13%, 04/15/19[b]	USD	75	74,518
4.13%, 06/15/23[b]	USD	50	45,465
6.25%, 10/15/21[b]	USD	100	103,570
Advanced Micro Devices Inc.
6.75%, 03/01/19[a]	USD	75	76,875
7.00%, 07/01/24 (Call 07/01/19)[a,b]	USD	25	24,750
7.50%, 08/15/22	USD	50	52,000
7.75%, 08/01/20 (Call 08/01/15)	USD	50	51,750
AES Corp. (The)
4.88%, 05/15/23 (Call 05/15/18)	USD	150	143,051
7.38%, 07/01/21 (Call 06/01/21)	USD	100	114,558
Affinion Group Inc.
7.88%, 12/15/18 (Call 12/15/14)	USD	50	43,938

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)		Value

AK Steel Corp.
7.63%, 05/15/20 (Call 05/15/15)[b]	USD	40	$40,700
Alcatel-Lucent USA Inc.
6.75%, 11/15/20 (Call 11/15/16)[a]	USD	200	207,000
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)	USD	50	53,157
Alere Inc.
7.25%, 07/01/18 (Call 12/15/15)	USD	50	52,875
8.63%, 10/01/18 (Call 10/01/14)	USD	50	52,188
Aleris International Inc.
7.63%, 02/15/18 (Call 09/02/14)	USD	50	51,250
7.88%, 11/01/20 (Call 11/01/15)	USD	50	51,250
Ally Financial Inc.
3.13%, 01/15/16	USD	100	101,240
3.50%, 07/18/16	USD	150	153,000
3.50%, 01/27/19	USD	100	99,250
4.75%, 09/10/18	USD	100	104,500
5.50%, 02/15/17	USD	100	106,599
6.25%, 12/01/17	USD	100	108,485
7.50%, 09/15/20	USD	100	115,174
8.00%, 03/15/20	USD	250	293,750
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 09/29/14)	USD	100	68,250
7.50%, 08/01/20 (Call 08/01/16)[a,b]	USD	100	92,500
9.75%, 04/15/18[b]	USD	50	43,750
Altegrity Inc.
9.50%, 07/01/19 (Call 07/01/17)[a]	USD	25	24,969
AMC Entertainment Inc.
9.75%, 12/01/20 (Call 12/01/15)	USD	100	111,750
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)	USD	100	99,746
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/15/16)[b]	USD	50	53,000
6.63%, 10/15/22 (Call 10/15/17)[b]	USD	50	53,875
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[a]	USD	100	97,027
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)	USD	100	105,578
7.00%, 05/20/22 (Call 05/20/17)[b]	USD	100	107,202
Amkor Technology Inc.
6.38%, 10/01/22 (Call 10/01/16)[b]	USD	50	52,250
6.63%, 06/01/21 (Call 06/01/15)	USD	50	52,375
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)[a]	USD	25	25,125
Antero Resources Finance Corp.
5.38%, 11/01/21 (Call 11/01/16)	USD	100	102,000
6.00%, 12/01/20 (Call 12/01/15)	USD	50	52,250
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)[b]	USD	50	50,375
8.75%, 12/01/20 (Call 12/01/15)	USD	100	98,750
Aramark Services Inc.
5.75%, 03/15/20 (Call 03/15/15)	USD	100	103,000
Arch Coal Inc.
7.00%, 06/15/19 (Call 06/15/15)[b]	USD	150	101,250
7.25%, 06/15/21 (Call 06/15/16)[b]	USD	50	31,976
Ashland Inc.
3.88%, 04/15/18 (Call 03/15/18)	USD	100	100,287
4.75%, 08/15/22 (Call 05/15/22)	USD	150	145,537
Athlon Holdings LP/Athlon Finance Corp.
6.00%, 05/01/22 (Call 05/01/17)[a]	USD	50	50,402
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
4.75%, 11/15/21 (Call 05/15/16)	USD	50	47,716

Security	Principal (000s)		Value

6.63%, 10/01/20 (Call 10/01/16)	USD	100	$104,942
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[a]	USD	125	130,937
Avaya Inc.
7.00%, 04/01/19 (Call 04/01/15)[a,b]	USD	100	98,000
10.50%, 03/01/21 (Call 03/01/17)[a,b]	USD	100	87,500
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[a,b]	USD	25	24,188
Avon Products Inc.
5.00%, 03/15/23[b]	USD	100	97,562
Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)[b]	USD	50	49,000
B/E Aerospace Inc.
5.25%, 04/01/22 (Call 04/01/17)	USD	150	162,562
6.88%, 10/01/20 (Call 10/01/15)	USD	100	108,625
Ball Corp.
4.00%, 11/15/23	USD	100	92,250
5.00%, 03/15/22	USD	50	49,875
5.75%, 05/15/21 (Call 11/15/15)	USD	100	105,375
Belden Inc.
5.50%, 04/15/23 (Call 04/15/18)[c]	EUR	100	138,818
Berry Petroleum Co. LLC
6.38%, 09/15/22 (Call 03/15/17)	USD	100	102,071
Berry Plastics Corp.
5.50%, 05/15/22 (Call 05/15/17)[b]	USD	50	49,125
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)	USD	100	102,500
Big Heart Pet Brands
7.63%, 02/15/19 (Call 09/29/14)	USD	69	71,587
Biomet Inc.
6.50%, 08/01/20 (Call 08/01/15)	USD	125	134,331
6.50%, 10/01/20 (Call 10/01/15)	USD	50	53,344
BMC Software Inc.
8.13%, 07/15/21 (Call 07/15/16)[a]	USD	150	149,250
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 12/01/14)	USD	25	26,149
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)	USD	100	104,855
Building Materials Corp. of America
6.75%, 05/01/21 (Call 05/01/16)[a]	USD	100	106,000
Cablevision Systems Corp.
5.88%, 09/15/22	USD	50	49,750
7.75%, 04/15/18	USD	150	166,875
8.00%, 04/15/20[b]	USD	75	84,750
8.63%, 09/15/17	USD	100	114,750
Caesars Entertainment Operating Co. Inc.
8.50%, 02/15/20 (Call 02/15/16)[b]	USD	75	65,250
9.00%, 02/15/20 (Call 02/15/16)		300	251,250
10.00%, 12/15/18 (Call 09/02/14)	USD	300	99,000
10.75%, 02/01/16 (Call 09/02/14)	USD	75	43,875
11.25%, 06/01/17 (Call 09/02/14)	USD	150	132,000
12.75%, 04/15/18 (Call 09/02/14)	USD	50	17,500
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance Inc.
8.00%, 10/01/20 (Call 10/01/16)[a]	USD	100	102,806
11.00%, 10/01/21 (Call 10/01/16)	USD	125	132,872
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc.
9.38%, 05/01/22 (Call 05/01/17)[a]	USD	75	75,937
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)	USD	200	196,008
5.75%, 01/15/25 (Call 10/15/19)	USD	25	24,500
5.88%, 01/15/24 (Call 11/01/18)[a]	USD	25	26,125
6.00%, 01/15/22 (Call 11/01/16)[a]	USD	25	26,313
7.88%, 01/15/23 (Call 01/15/17)[a]	USD	100	109,000

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)		Value

Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)[a]	USD	100	$101,000
Case New Holland Industrial Inc.
7.88%, 12/01/17	USD	100	113,250
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	USD	50	49,690
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)	USD	100	97,187
5.25%, 09/30/22 (Call 09/30/17)	USD	100	98,250
5.75%, 09/01/23 (Call 03/01/18)	USD	75	75,000
5.75%, 01/15/24 (Call 07/15/18)	USD	50	49,750
6.50%, 04/30/21 (Call 04/30/15)	USD	150	156,405
6.63%, 01/31/22 (Call 01/31/17)	USD	100	104,750
7.00%, 01/15/19 (Call 09/02/14)	USD	100	104,250
7.38%, 06/01/20 (Call 12/01/15)	USD	150	160,500
CDW LLC/CDW Finance Corp.
8.50%, 04/01/19 (Call 04/01/15)	USD	100	107,050
Celanese U.S. Holdings LLC
4.63%, 11/15/22	USD	100	99,739
6.63%, 10/15/18 (Call 10/15/14)	USD	100	103,552
CenturyLink Inc.
Series V
5.63%, 04/01/20	USD	100	104,000
5.80%, 03/15/22	USD	100	102,750
6.00%, 04/01/17	USD	100	108,625
6.45%, 06/15/21	USD	150	161,625
Series W
6.75%, 12/01/23[b]	USD	50	54,500
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[a]	USD	50	48,125
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[a]	USD	125	120,937
6.38%, 09/15/20 (Call 09/15/15)[a]	USD	100	103,500
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 03/15/16)[a]	USD	50	57,000
Ceridian LLC
8.88%, 07/15/19 (Call 07/15/15)[a]	USD	100	111,000
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 05/15/17)	USD	100	105,750
Chesapeake Energy Corp.
3.25%, 03/15/16 (Call 09/29/14)	USD	50	49,947
4.88%, 04/15/22 (Call 04/15/17)	USD	225	225,373
5.38%, 06/15/21 (Call 06/15/16)	USD	50	51,382
5.75%, 03/15/23	USD	100	107,407
6.13%, 02/15/21	USD	100	108,841
6.25%, 01/15/17	EUR	50	72,660
6.63%, 08/15/20	USD	200	223,867
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance Inc.
6.63%, 11/15/19 (Call 11/15/15)	USD	50	53,188
Chrysler Group LLC/CG Co-Issuer Inc.
8.00%, 06/15/19 (Call 06/15/15)	USD	200	213,000
8.25%, 06/15/21 (Call 06/15/16)	USD	250	274,687
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)[b]	USD	150	153,750
5.13%, 08/01/21 (Call 02/01/17)[a]	USD	75	75,375
6.88%, 02/01/22 (Call 02/01/18)[a]	USD	275	283,594
7.13%, 07/15/20 (Call 07/15/16)	USD	100	106,500
8.00%, 11/15/19 (Call 11/15/15)	USD	200	214,000
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	USD	100	102,728

Security	Principal (000s)		Value

Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)	USD	81	$87,885
Cinemark USA Inc.
5.13%, 12/15/22 (Call 12/15/17)[b]	USD	50	50,150
CIT Group Inc.
3.88%, 02/19/19	USD	100	100,500
4.25%, 08/15/17	USD	150	153,375
5.00%, 05/15/17	USD	100	105,500
5.00%, 08/15/22	USD	100	103,000
5.00%, 08/01/23	USD	50	51,100
5.25%, 03/15/18	USD	150	159,750
5.38%, 05/15/20	USD	75	80,250
5.50%, 02/15/19[a]	USD	150	160,500
6.63%, 04/01/18[a]	USD	100	110,638
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 03/15/15)	USD	50	41,000
9.00%, 03/15/19 (Call 03/15/15)[a]	USD	100	100,750
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)	USD	100	100,250
5.25%, 08/01/20 (Call 08/01/16)	USD	100	100,500
Clear Channel Communications Inc.
9.00%, 12/15/19 (Call 07/15/15)	USD	125	128,125
9.00%, 03/01/21 (Call 03/01/16)	USD	150	155,062
10.00%, 01/15/18 (Call 07/15/16)	USD	50	45,625
11.25%, 03/01/21 (Call 03/01/16)	USD	75	83,437
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	USD	200	209,500
Series B
7.63%, 03/15/20 (Call 03/15/15)[b]	USD	275	291,156
CNH Industrial Capital LLC
3.25%, 02/01/17	USD	100	99,380
3.63%, 04/15/18	USD	100	99,625
3.88%, 11/01/15	USD	100	100,875
Commercial Metals Co.
7.35%, 08/15/18	USD	100	112,484
CommScope Inc.
5.00%, 06/15/21 (Call 06/15/17)[a]	USD	75	74,250
5.50%, 06/15/24 (Call 06/15/19)[a]	USD	50	49,625
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)[b]	USD	100	104,773
5.50%, 04/01/23 (Call 10/01/17)	USD	100	104,567
6.50%, 01/15/22 (Call 01/15/17)	USD	100	106,592
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)[a]	USD	150	152,635
8.25%, 04/01/20 (Call 04/01/15)	USD	100	106,677
Constellation Brands Inc.
6.00%, 05/01/22	USD	150	164,812
7.25%, 05/15/17	USD	100	112,250
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	USD	125	126,250
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.13%, 03/01/22 (Call 11/01/16)[a]	USD	75	77,461
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a,b]	USD	125	118,750
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	USD	100	94,500
Crown Castle International Corp.
4.88%, 04/15/22	USD	100	99,750
5.25%, 01/15/23	USD	150	151,500
CSC Holdings LLC
5.25%, 06/01/24[a]	USD	50	47,875
6.75%, 11/15/21	USD	100	107,250

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)		Value

Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)[b]	USD	100	$102,647
DaVita HealthCare Partners Inc.
5.13%, 07/15/24 (Call 07/15/19)[b]	USD	175	172,375
5.75%, 08/15/22 (Call 08/15/17)	USD	50	52,750
6.63%, 11/01/20 (Call 11/01/14)	USD	100	105,250
DCP Midstream LLC
5.85%, 05/21/43 (Call 05/21/23)[a,d]	USD	100	97,875
Dell Inc.
5.65%, 04/15/18		50	52,750
5.88%, 06/15/19[b]	USD	150	159,000
Denali Borrower LLC/Denali Finance Corp.
5.63%, 10/15/20 (Call 10/15/16)[a]	USD	125	130,000
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	USD	100	94,110
5.50%, 05/01/22 (Call 05/01/17)	USD	100	99,340
DISH DBS Corp.
4.25%, 04/01/18[b]	USD	100	101,507
4.63%, 07/15/17[b]	USD	100	103,750
5.00%, 03/15/23	USD	175	172,296
5.13%, 05/01/20	USD	100	101,698
5.88%, 07/15/22	USD	150	154,875
6.75%, 06/01/21	USD	150	164,250
7.13%, 02/01/16		100	107,105
7.88%, 09/01/19	USD	150	172,445
DJO Finance LLC/DJO Finance Corp.
9.88%, 04/15/18 (Call 04/15/15)	USD	50	53,250
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)[b]	USD	150	158,620
7.25%, 10/15/21 (Call 07/15/21)	USD	100	105,496
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)[b]	USD	100	101,250
E*TRADE Financial Corp.
6.00%, 11/15/17 (Call 11/15/14)[b]	USD	100	103,500
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)	USD	100	97,875
El Paso LLC
7.00%, 06/15/17	USD	100	110,760
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a]	USD	75	75,469
Endo Finance LLC & Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[a]	USD	25	24,375
7.00%, 07/15/19 (Call 07/15/15)[a]	USD	100	105,500
Energy Transfer Equity LP
5.88%, 01/15/24	USD	50	50,875
5.88%, 01/15/24 (Call 10/15/23)[a]	USD	125	127,187
7.50%, 10/15/20	USD	100	113,000
Energy XXI Gulf Coast Inc.
6.88%, 03/15/24 (Call 03/15/19)[a]	USD	25	25,059
7.50%, 12/15/21 (Call 12/15/16)	USD	55	57,738
9.25%, 12/15/17 (Call 12/15/14)	USD	100	105,326
EP Energy LLC/EP Energy Finance Inc.
Series WI
9.38%, 05/01/20 (Call 05/01/16)	USD	150	166,875
EP Energy LLC/Everest Acquisition Finance Inc. Series WI
6.88%, 05/01/19 (Call 05/01/15)	USD	100	105,243
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)	USD	25	25,250
5.38%, 04/01/23 (Call 04/01/18)[b]	USD	100	100,250
7.00%, 07/15/21 (Call 07/15/16)[b]	USD	100	109,000

Security	Principal (000s)		Value

EXCO Resources Inc.
8.50%, 04/15/22 (Call 04/15/17)	USD	75	$75,913
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	USD	50	50,125
Ferrellgas LP/Ferrellgas Finance Corp.
6.75%, 01/15/22 (Call 11/15/16)[a]	USD	25	26,003
Fiat Finance North America Inc.
5.63%, 06/12/17	EUR	100	144,192
Fifth Third Bancorp
5.10%, 12/29/49 (Call 06/30/23)[d]	USD	100	94,750
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[a]	USD	97	102,820
7.38%, 06/15/19 (Call 06/15/15)[a]	USD	150	157,875
8.25%, 01/15/21 (Call 01/15/16)[a,b]	USD	250	266,875
8.88%, 08/15/20 (Call 08/15/15)[a]	USD	50	54,000
10.63%, 06/15/21 (Call 04/15/16)	USD	33	37,475
11.25%, 01/15/21 (Call 01/15/16)	USD	33	37,414
11.75%, 08/15/21 (Call 05/15/16)	USD	331	381,279
12.63%, 01/15/21 (Call 01/15/16)	USD	300	357,900
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	USD	100	100,577
Series B
4.25%, 03/15/23 (Call 12/15/22)	USD	50	49,742
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[a]	USD	100	102,625
Freescale Semiconductor Inc.
6.00%, 01/15/22 (Call 11/15/16)[a]	USD	100	103,000
10.75%, 08/01/20 (Call 08/01/15)	USD	50	55,500
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19[a]	USD	200	213,500
Fresenius Medical Care US Finance Inc.
5.75%, 02/15/21[a]	USD	100	108,000
Frontier Communications Corp.
7.13%, 01/15/23[b]	USD	100	103,500
7.63%, 04/15/24[b]	USD	100	104,000
8.25%, 04/15/17[b]	USD	200	227,750
8.50%, 04/15/20	USD	100	115,750
8.75%, 04/15/22[b]	USD	50	57,000
Gannett Co. Inc.
5.13%, 10/15/19 (Call 10/15/16)[a]	USD	100	101,750
6.38%, 10/15/23 (Call 10/15/18)[a]	USD	100	105,750
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a]	USD	75	72,562
General Motors Co.
3.50%, 10/02/18	USD	75	75,562
General Motors Financial Co. Inc.
2.75%, 05/15/16[b]	USD	100	101,000
3.25%, 05/15/18	USD	100	100,000
4.25%, 05/15/23	USD	205	201,412
4.75%, 08/15/17	USD	250	262,500
GenOn Energy Inc.
9.50%, 10/15/18	USD	100	104,559
9.88%, 10/15/20 (Call 10/15/15)	USD	100	103,947
GLP Capital LP/GLP Financing II Inc.
4.88%, 11/01/20 (Call 08/01/20)	USD	25	25,375
5.38%, 11/01/23 (Call 08/01/23)[b]	USD	100	101,937
Goodyear Tire & Rubber Co. (The)
6.50%, 03/01/21 (Call 03/01/16)	USD	100	105,750
8.25%, 08/15/20 (Call 08/15/15)	USD	100	108,000
Halcon Resources Corp.
8.88%, 05/15/21 (Call 11/15/16)	USD	125	129,681
9.25%, 02/15/22 (Call 08/15/17)	USD	100	105,381
9.75%, 07/15/20 (Call 07/15/16)	USD	50	53,473

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)		Value

Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)	USD	100	$106,500
Harbinger Group Inc.
7.75%, 01/15/22 (Call 01/15/17)	USD	50	51,250
7.88%, 07/15/19 (Call 01/15/16)	USD	50	54,500
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[a]	USD	100	100,750
HCA Holdings Inc.
4.75%, 05/01/23	USD	100	98,250
5.88%, 03/15/22	USD	100	106,250
6.25%, 02/15/21	USD	75	79,350
6.50%, 02/15/16[b]	USD	100	106,375
6.50%, 02/15/20	USD	400	436,500
7.25%, 09/15/20 (Call 03/15/15)	USD	100	105,750
7.50%, 02/15/22	USD	200	226,750
7.75%, 05/15/21 (Call 11/15/15)	USD	250	268,125
HCA Inc.
3.75%, 03/15/19	USD	150	148,875
5.00%, 03/15/24[b]	USD	200	199,000
5.88%, 05/01/23	USD	100	103,250
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)	USD	200	213,062
8.13%, 04/15/19 (Call 04/15/15)	USD	100	108,000
11.00%, 04/15/20 (Call 04/15/16)	USD	100	114,750
11.50%, 07/15/20 (Call 10/15/16)	USD	50	58,375
Hercules Offshore Inc.
8.75%, 07/15/21 (Call 07/15/17)[a]	USD	50	50,934
Hertz Corp. (The)
5.88%, 10/15/20 (Call 10/15/15)	USD	100	102,401
6.25%, 10/15/22 (Call 10/15/17)	USD	100	103,250
6.75%, 04/15/19 (Call 04/15/15)	USD	150	155,279
Hexion U.S. Finance Corp.
6.63%, 04/15/20 (Call 04/15/15)	USD	125	129,375
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 11/15/15)[b]	USD	100	99,500
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)[a]	USD	100	104,750
HJ Heinz Co.
4.25%, 10/15/20 (Call 04/15/15)	USD	300	298,125
Hologic Inc.
6.25%, 08/01/20 (Call 08/01/15)[b]	USD	100	104,500
Hughes Satellite Systems Corp.
6.50%, 06/15/19	USD	100	110,000
7.63%, 06/15/21	USD	100	112,750
Huntington Ingalls Industries Inc.
7.13%, 03/15/21 (Call 03/15/16)	USD	50	53,500
Huntsman International LLC
8.63%, 03/15/21 (Call 09/15/15)[b]	USD	100	108,500
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)	USD	50	48,000
4.88%, 11/30/18 (Call 11/30/14)	USD	25	25,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 07/15/16)	USD	200	201,000
5.88%, 02/01/22 (Call 08/01/17)[b]	USD	170	174,462
6.00%, 08/01/20 (Call 02/01/17)[b]	USD	50	52,500
Infor US Inc.
9.38%, 04/01/19 (Call 04/01/15)	USD	100	109,250
International Lease Finance Corp.
3.88%, 04/15/18	USD	100	99,626
5.75%, 05/15/16[b]	USD	100	105,589

Security	Principal (000s)		Value

5.88%, 04/01/19	USD	150	$161,001
5.88%, 08/15/22	USD	100	106,750
8.25%, 12/15/20	USD	200	239,963
8.75%, 03/15/17	USD	200	227,324
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[a,b]	USD	75	79,125
11.00%, 08/15/18 (Call 09/02/14)[a]	USD	25	22,750
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	USD	75	74,437
6.00%, 08/15/23 (Call 08/15/18)	USD	100	104,397
7.75%, 10/01/19 (Call 10/01/15)	USD	100	107,719
iStar Financial Inc.
4.00%, 11/01/17 (Call 08/01/17)	USD	150	147,750
Jaguar Holding Co.
9.50%, 12/01/19 (Call 12/01/14)	USD	100	108,000
JC Penney Corp. Inc.
5.65%, 06/01/20[b]	USD	75	65,625
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 04/15/17)	USD	200	200,803
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18	USD	100	108,233
Kinder Morgan Inc.
5.00%, 02/15/21 (Call 01/15/21)[b]	USD	100	101,625
5.63%, 11/15/23 (Call 08/15/23)	USD	100	103,000
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	USD	150	166,125
12.50%, 11/01/19 (Call 11/01/15)[b]	USD	50	56,187
L Brands Inc.
5.63%, 02/15/22	USD	100	105,000
6.63%, 04/01/21	USD	100	111,000
6.90%, 07/15/17	USD	100	112,000
7.00%, 05/01/20	USD	100	113,000
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)	USD	50	49,412
5.38%, 01/15/24 (Call 01/15/19)	USD	25	25,336
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/17)	USD	25	25,438
9.50%, 02/15/19 (Call 02/15/15)	USD	100	107,041
Laureate Education Inc.
9.25%, 09/01/19 (Call 09/01/15)[a]	USD	150	151,875
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)	USD	25	24,750
5.38%, 03/15/24 (Call 03/15/19)	USD	25	25,250
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	USD	25	25,000
4.75%, 12/15/17 (Call 09/15/17)	USD	100	104,000
4.75%, 11/15/22 (Call 08/15/22)	USD	50	48,500
Level 3 Escrow II Inc.
5.38%, 08/15/22 (Call 08/15/17)	USD	75	73,594
Level 3 Financing Inc.
6.13%, 01/15/21 (Call 11/15/16)[b]	USD	100	103,875
8.13%, 07/01/19 (Call 07/01/15)	USD	200	215,000
8.63%, 07/15/20 (Call 01/15/16)	USD	100	109,500
Levi Strauss & Co.
6.88%, 05/01/22 (Call 05/01/17)	USD	100	107,500
LifePoint Hospitals Inc.
5.50%, 12/01/21 (Call 12/01/16)	USD	75	76,875
6.63%, 10/01/20 (Call 10/01/15)	USD	50	53,188
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)	USD	200	203,509
7.75%, 02/01/21 (Call 09/15/15)	USD	100	104,828
8.63%, 04/15/20 (Call 04/15/15)	USD	100	105,882

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)		Value

MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 07/15/23 (Call 04/15/23)	USD	100	$98,947
6.75%, 11/01/20 (Call 11/01/15)	USD	150	160,384
Masco Corp.
6.13%, 10/03/16[b]	USD	150	163,519
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)	USD	100	110,000
Memorial Production Partners LP/Memorial Production Finance Corp.
6.88%, 08/01/22 (Call 08/01/17)	USD	75	73,757
MetroPCS Wireless Inc.
6.63%, 11/15/20 (Call 11/15/15)	USD	100	104,750
7.88%, 09/01/18 (Call 09/02/14)	USD	100	104,125
MGM Resorts International
5.25%, 03/31/20	USD	100	101,875
6.63%, 12/15/21[b]	USD	175	189,173
6.75%, 10/01/20	USD	100	109,271
7.50%, 06/01/16	USD	100	108,203
7.63%, 01/15/17	USD	100	110,447
8.63%, 02/01/19	USD	150	174,864
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)	USD	50	49,500
Micron Technology Inc.
5.50%, 02/01/25 (Call 08/01/19)	USD	40	39,700
5.88%, 02/15/22 (Call 02/15/17)	USD	50	52,500
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
9.25%, 06/01/21 (Call 06/01/16)	USD	50	51,991
10.75%, 10/01/20 (Call 10/01/16)	USD	50	53,932
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 04/01/17)	USD	100	101,750
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 01/01/17)[b]	USD	100	97,000
7.88%, 10/01/20 (Call 10/01/16)	USD	100	102,000
Navient LLC
5.50%, 01/15/19	USD	200	207,442
5.50%, 01/25/23[b]	USD	100	96,599
6.00%, 01/25/17	USD	100	107,215
6.25%, 01/25/16	USD	150	158,387
7.25%, 01/25/22	USD	150	164,937
8.00%, 03/25/20	USD	200	226,300
8.45%, 06/15/18	USD	200	231,836
Navistar International Corp.
8.25%, 11/01/21 (Call 11/01/14)[b]	USD	100	102,510
NBTY Inc.
9.00%, 10/01/18 (Call 10/01/14)	USD	50	52,375
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)	USD	50	49,250
5.00%, 07/15/22 (Call 07/15/17)	USD	50	49,375
6.38%, 12/15/23 (Call 12/15/18)[b]	USD	100	105,500
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)	USD	100	105,500
Newfield Exploration Co.
5.63%, 07/01/24	USD	75	81,255
5.75%, 01/30/22	USD	100	108,985
6.88%, 02/01/20 (Call 02/01/15)	USD	100	104,345
NGPL PipeCo LLC
7.12%, 12/15/17[b]	USD	100	101,393
9.63%, 06/01/19 (Call 06/01/15)[b]	USD	100	109,117
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)	USD	50	49,547
5.00%, 04/15/22 (Call 04/15/17)[b]	USD	25	24,828
NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)	USD	100	27,500

Security	Principal (000s)		Value

8.88%, 12/15/19 (Call 12/15/14)[b]	USD	50	$17,938
10.00%, 08/15/16 (Call 09/02/14)	USD	40	10,900
NRG Energy Inc.
6.25%, 05/01/24 (Call 05/01/19)	USD	175	175,963
6.63%, 03/15/23 (Call 09/15/17)	USD	100	104,003
7.63%, 01/15/18	USD	100	110,921
7.88%, 05/15/21 (Call 05/15/16)[b]	USD	100	108,682
8.25%, 09/01/20 (Call 09/01/15)	USD	50	53,877
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[a]	USD	100	101,000
NuStar Logistics LP
4.80%, 09/01/20	USD	50	50,524
Nuveen Investments Inc.
9.13%, 10/15/17 (Call 10/15/14)[a]	USD	50	53,750
9.50%, 10/15/20 (Call 10/15/16)	USD	50	58,500
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)	USD	100	108,500
7.25%, 02/01/19 (Call 02/01/15)	USD	100	104,500
Party City Holdings Inc.
Series WI
8.88%, 08/01/20 (Call 08/01/15)	USD	100	107,750
Peabody Energy Corp.
6.00%, 11/15/18[b]	USD	150	149,440
6.25%, 11/15/21[b]	USD	100	95,038
6.50%, 09/15/20[b]	USD	100	95,776
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)	USD	50	55,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.
8.38%, 06/01/20 (Call 06/01/16)	USD	49	54,390
Petco Animal Supplies Inc.
9.25%, 12/01/18 (Call 09/02/14)	USD	50	53,000
Pinnacle Entertainment Inc.
6.38%, 08/01/21 (Call 08/01/16)	USD	115	118,952
7.50%, 04/15/21 (Call 04/15/15)[b]	USD	100	105,500
Post Holdings Inc.
6.75%, 12/01/21 (Call 12/01/17)	USD	100	104,125
7.38%, 02/15/22 (Call 02/15/17)	USD	150	159,937
QEP Resources Inc.
5.38%, 10/01/22 (Call 07/01/22)	USD	100	100,695
6.88%, 03/01/21	USD	50	55,449
QVC Inc.
3.13%, 04/01/19	USD	50	50,528
4.85%, 04/01/24	USD	75	77,705
5.13%, 07/02/22	USD	100	106,011
7.50%, 10/01/19 (Call 10/01/14)	USD	100	104,375
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)	USD	100	102,877
5.75%, 06/01/21 (Call 06/01/16)	USD	100	106,500
Realogy Group LLC
7.88%, 02/15/19 (Call 02/15/15)	USD	100	105,125
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)	USD	100	100,625
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	USD	25	24,688
5.50%, 04/15/23 (Call 10/15/17)	USD	50	51,313
5.88%, 03/01/22 (Call 12/01/21)	USD	150	159,000
6.50%, 07/15/21 (Call 07/15/16)	USD	100	105,500
6.88%, 12/01/18 (Call 12/01/14)	USD	100	103,750
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)	USD	300	306,750
6.88%, 02/15/21 (Call 02/15/16)	USD	100	106,250
7.13%, 04/15/19 (Call 10/15/14)	USD	200	207,500

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)		Value

7.88%, 08/15/19 (Call 08/15/15)	USD	200	$212,750
8.25%, 02/15/21 (Call 02/15/16)	USD	100	106,000
9.00%, 04/15/19 (Call 10/15/14)	USD	100	104,875
9.88%, 08/15/19 (Call 08/15/15)	USD	250	269,687
Rite Aid Corp.
6.75%, 06/15/21 (Call 06/15/16)	USD	100	103,734
9.25%, 03/15/20 (Call 03/15/16)	USD	50	56,101
RJS Power Holdings LLC
5.13%, 07/15/19 (Call 07/15/16)	USD	75	74,250
Rockies Express Pipeline LLC
5.63%, 04/15/20	USD	75	77,040
6.00%, 01/15/19	USD	50	52,000
6.85%, 07/15/18	USD	50	53,428
Rockwood Specialties Group Inc.
4.63%, 10/15/20 (Call 10/15/15)	USD	100	103,750
Rosetta Resources Inc.
5.63%, 05/01/21 (Call 05/01/17)	USD	50	50,336
5.88%, 06/01/22 (Call 12/01/17)	USD	90	91,268
5.88%, 06/01/24 (Call 06/01/19)	USD	25	25,350
RR Donnelley & Sons Co.
6.00%, 04/01/24	USD	50	49,500
7.88%, 03/15/21[b]	USD	50	56,500
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	USD	200	207,500
5.63%, 04/15/23	USD	100	101,699
5.75%, 05/15/24	USD	300	305,185
6.25%, 03/15/22	USD	100	105,531
Sabine Pass LNG LP
7.50%, 11/30/16	USD	100	108,657
Sally Holdings LLC/Sally Capital Inc.
6.88%, 11/15/19 (Call 11/15/15)	USD	150	161,062
Samson Investment Co.
10.75%, 02/15/20 (Call 02/15/16)	USD	200	203,500
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)	USD	150	150,780
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)	USD	100	104,500
7.50%, 02/15/23 (Call 08/15/17)	USD	50	52,500
8.13%, 10/15/22 (Call 04/15/17)[b]	USD	100	106,855
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)	USD	25	24,000
5.63%, 10/01/19 (Call 10/01/16)[b]	USD	50	52,000
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)	USD	50	52,000
Sealed Air Corp.
8.13%, 09/15/19 (Call 09/15/15)	USD	100	109,250
8.38%, 09/15/21 (Call 09/15/16)	USD	100	112,000
Sears Holdings Corp.
6.63%, 10/15/18[b]	USD	100	90,625
Service Corp. International
5.38%, 01/15/22 (Call 07/15/17)	USD	50	50,805
5.38%, 05/15/24 (Call 05/15/19)	USD	50	50,690
ServiceMaster Co. (The)
7.00%, 08/15/20 (Call 08/15/15)	USD	50	51,375
8.00%, 02/15/20 (Call 02/15/15)	USD	33	34,898
SESI LLC
6.38%, 05/01/19 (Call 05/01/15)	USD	100	104,946
Seventy Seven Energy Inc.
6.50%, 07/15/22 (Call 07/15/17)	USD	50	50,106
Sinclair Television Group Inc.
6.13%, 10/01/22 (Call 10/01/17)[b]	USD	100	102,814
Sirius XM Radio Inc.

Security	Principal (000s)		Value

4.63%, 05/15/23 (Call 05/15/18)	USD	100	$93,500
5.75%, 08/01/21 (Call 08/01/16)[b]	USD	100	103,000
6.00%, 07/15/24 (Call 07/15/19)	USD	150	151,500
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)	USD	100	99,250
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 08/01/15)	USD	25	25,750
5.88%, 08/01/21 (Call 08/01/16)	USD	50	52,500
6.63%, 08/15/22 (Call 08/15/17)	USD	100	109,000
Spectrum Brands Inc.
6.38%, 11/15/20 (Call 11/15/16)	USD	100	105,750
Springleaf Finance Corp.
Series I
5.40%, 12/01/15[b]	USD	50	51,813
6.90%, 12/15/17	USD	250	271,250
7.75%, 10/01/21	USD	100	112,500
Sprint Communications Inc.
6.00%, 12/01/16	USD	150	162,750
6.00%, 11/15/22[b]	USD	200	195,000
7.00%, 03/01/20	USD	100	112,250
7.00%, 08/15/20	USD	50	52,875
8.38%, 08/15/17[b]	USD	150	170,625
9.00%, 11/15/18	USD	250	293,125
9.13%, 03/01/17	USD	150	171,000
11.50%, 11/15/21	USD	100	132,000
Sprint Corp.
7.13%, 06/15/24	USD	200	203,500
7.25%, 09/15/21	USD	350	370,125
7.88%, 09/15/23[a]	USD	400	430,000
Standard Pacific Corp.
8.38%, 05/15/18	USD	100	115,625
Steel Dynamics Inc.
5.25%, 04/15/23 (Call 04/15/18)	USD	75	75,418
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	USD	25	24,750
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)	USD	50	51,250
7.38%, 11/15/18 (Call 09/02/14)	USD	100	104,000
7.63%, 11/15/20 (Call 11/15/15)	USD	100	105,750
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)[b]	USD	50	50,875
8.00%, 05/01/16	USD	50	54,500
T-Mobile USA Inc.
6.25%, 04/01/21 (Call 04/01/17)	USD	100	104,000
6.46%, 04/28/19 (Call 04/28/15)	USD	150	156,375
6.54%, 04/28/20 (Call 04/28/16)	USD	200	209,250
6.63%, 04/28/21 (Call 04/28/17)	USD	200	210,000
6.63%, 04/01/23 (Call 04/01/18)	USD	200	210,250
6.73%, 04/28/22 (Call 04/28/17)	USD	150	158,250
6.84%, 04/28/23 (Call 04/28/18)	USD	50	53,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)	USD	50	48,620
6.88%, 02/01/21 (Call 02/01/16)	USD	100	106,174
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)	USD	200	198,000
Tenet Healthcare Corp.
4.50%, 04/01/21	USD	200	195,750
5.00%, 03/01/19	USD	25	24,688
6.00%, 10/01/20	USD	150	157,125
6.25%, 11/01/18	USD	100	108,375
8.00%, 08/01/20 (Call 08/01/15)	USD	50	53,500
8.13%, 04/01/22	USD	300	336,000

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2014

Security	Principal (000s)		Value

Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)	USD	100	$105,750
Tesoro Corp.
5.38%, 10/01/22 (Call 10/01/17)	USD	50	50,561
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.13%, 10/15/21 (Call 10/15/16)[b]	USD	50	52,243
Toll Brothers Finance Corp.
5.88%, 02/15/22 (Call 11/15/21)	USD	100	108,000
Toys R Us Inc.
10.38%, 08/15/17 (Call 02/15/15)	USD	25	21,250
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 09/02/14)[b]	USD	50	50,750
TransDigm Inc.
6.00%, 07/15/22 (Call 07/15/17)	USD	150	152,250
6.50%, 07/15/24 (Call 07/15/19)	USD	125	128,437
7.50%, 07/15/21 (Call 07/15/16)	USD	100	109,750
tw telecom holdings Inc.
5.38%, 10/01/22 (Call 10/01/17)	USD	100	108,250
United Rentals (North America) Inc.
5.75%, 11/15/24 (Call 05/15/19)	USD	75	75,905
6.13%, 06/15/23 (Call 12/15/17)	USD	75	77,664
7.38%, 05/15/20 (Call 05/15/16)	USD	150	160,984
7.63%, 04/15/22 (Call 04/15/17)[b]	USD	100	109,941
8.38%, 09/15/20 (Call 09/15/15)	USD	100	107,594
United States Steel Corp.
7.38%, 04/01/20[b]	USD	100	109,481
7.50%, 03/15/22 (Call 03/15/17)	USD	100	107,750
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)	USD	100	103,278
6.75%, 09/15/22 (Call 09/15/17)	USD	90	96,975
6.88%, 05/15/19 (Call 05/15/15)	USD	150	157,650
8.50%, 05/15/21 (Call 11/15/15)[b]	USD	50	54,000
US Airways Group Inc.
6.13%, 06/01/18	USD	50	52,344
US Foods Inc.
8.50%, 06/30/19 (Call 09/02/14)	USD	100	106,600
USG Corp.
6.30%, 11/15/16	USD	100	106,625
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (Call 10/15/16)	USD	200	206,500
6.75%, 08/15/21 (Call 02/15/16)	USD	100	104,750
6.88%, 12/01/18 (Call 12/01/14)	USD	200	207,500
7.00%, 10/01/20 (Call 10/01/15)	USD	100	105,000
7.25%, 07/15/22 (Call 07/15/16)	USD	50	53,313
Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 01/15/15)[b]	USD	30	31,950
Voya Financial Inc.
5.65%, 05/15/53 (Call 05/15/23)[b,d]	USD	50	50,688
Vulcan Materials Co.
7.50%, 06/15/21	USD	100	117,250
VWR Funding Inc.
7.25%, 09/15/17 (Call 09/15/14)	USD	50	52,375
Walter Energy Inc.
8.50%, 04/15/21 (Call 04/15/17)[b]	USD	25	12,034
9.50%, 10/15/19 (Call 10/15/16)[b]	USD	50	49,683
9.88%, 12/15/20 (Call 12/15/16)[b]	USD	50	25,750
Weyerhaeuser Real Estate Co.
5.88%, 06/15/24[a]	USD	50	50,625
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	USD	100	105,250
5.75%, 03/15/21 (Call 12/15/20)	USD	150	165,000

Security	Principal or Shares (000s)		Value

WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)[b]	USD	75	$83,344
Windstream Corp.
7.50%, 06/01/22 (Call 06/01/17)[b]	USD	100	106,500
7.50%, 04/01/23 (Call 04/01/16)	USD	100	105,250
7.75%, 10/15/20 (Call 10/15/15)	USD	200	212,500
7.88%, 11/01/17	USD	100	114,000
WMG Acquisition Corp.
6.75%, 04/15/22 (Call 04/15/17)	USD	50	48,875
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)	USD	100	104,943
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 03/15/22 (Call 03/15/17)	USD	100	102,125
7.75%, 08/15/20 (Call 08/15/15)	USD	100	107,847
Zayo Group LLC/Zayo Capital Inc.
10.13%, 07/01/20 (Call 07/01/16)[b]	USD	100	113,750

			60,334,167
TOTAL CORPORATE BONDS & NOTES
(Cost: $100,880,372)			102,372,361

SHORT-TERM INVESTMENTS — 10.82%

MONEY MARKET FUNDS — 10.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[f,g,h]		9,382	9,381,508
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[f,g,h]		978	978,357
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]		1,184	1,183,529

			11,543,394

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,543,394)			11,543,394

TOTAL INVESTMENTS IN SECURITIES — 106.77%
(Cost: $112,423,766)			113,915,755
Other Assets, Less Liabilities — (6.77)%			(7,217,109)

NET ASSETS — 100.00%			$106,698,646

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

32

Notes to Schedules of Investments  (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
Emerging Markets Corporate Bond
Emerging Markets High Yield Bond
Emerging Markets Local Currency Bond
Global ex USD High Yield Corporate Bond
Global High Yield Corporate Bond

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

33

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of July 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

34

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Emerging Markets Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$19,378,083	$—	$19,378,083
Foreign Government Obligations	—	714,756	—	714,756
Money Market Funds	761,367	—	—	761,367

	$761,367	$20,092,839	$—	$20,854,206

Emerging Markets High Yield Bond
Assets:
Corporate Bonds & Notes	$—	$85,102,875	$—	$85,102,875
Foreign Government Obligations	—	114,945,216	—	114,945,216
Money Market Funds	1,419,852	—	—	1,419,852

	$1,419,852	$200,048,091	$—	$201,467,943

Emerging Markets Local Currency Bond
Assets:
Foreign Government Obligations	$—	$603,595,531	$—	$603,595,531
Money Market Funds	42,105	—	—	42,105

	$42,105	$603,595,531	$—	$603,637,636

Global ex USD High Yield Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$188,155,542	$0[a]	$188,155,542
Money Market Funds	6,951	—	—	6,951

	$6,951	$188,155,542	$0[a]	$188,162,493

Global High Yield Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$102,372,361	$—	$102,372,361
Money Market Funds	11,543,394	—	—	11,543,394

	$11,543,394	$102,372,361	$—	$113,915,755

[a]	Rounds to less than $1.

35

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

36

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

FEDERAL INCOME TAXES

As of July 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Corporate Bond	$20,996,339	$333,994	$(476,127)	$(142,133)
Emerging Markets High Yield Bond	201,510,614	5,744,493	(5,787,164)	(42,671)
Emerging Markets Local Currency Bond	619,280,371	17,593,090	(33,235,825)	(15,642,735)
Global ex USD High Yield Corporate Bond	188,227,590	2,791,959	(2,857,056)	(65,097)
Global High Yield Corporate Bond	112,423,766	2,838,057	(1,346,068)	1,491,989

37

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of July 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

38

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: September 24, 2014

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: September 24, 2014